As filed with the Securities and Exchange Commission on April 29, 1999


                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 8                   X
                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 9                            X
                                                                     --

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Exact Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

                           CROSS REFERENCE SHEET
                            Pursuant to Rule 495

                 Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
        of Registration Statement of Information Required by Form N-4
        -------------------------------------------------------------

                                   PART A
                                   ------

Item of Form N-4                               Prospectus Caption
----------------                               ------------------
 1. Cover Page ......................   Cover Page

 2. Definitions .....................   Glossary of Terms

 3. Synopsis ........................   Summary; Fee Table

 4. Condensed Financial Information     Financial Information

 5. General
    (a) Depositor ...................   AUSA Life
        .............................   Insurance Company, Inc.
    (b) Registrant ..................   The Mutual Fund Account
    (c) Portfolio Company ...........   Underlying Funds
    (d) Fund Prospectus .............   Underlying Funds
    (e) Voting Rights ...............   Voting Rights

 6. Deductions and Expenses
    (a) General .....................   Expenses
    (b) Sales Load % ................   Contingent Deferred Sales Charge
    (c) Special Purchase Plan .......   N/A
    (d) Commissions .................   Distributor of the Policies
    (e) Expenses - Registrant .......   N/A
    (f) Fund Expenses ...............   Portfolio Management Fees
    (g) Organizational Expenses .....   N/A

 7. Policies
    (a) Persons with Rights .........   The Annuity Policy; Annuity
                                        Payments Annuity Payment Option;
                                        Ownership; Voting Rights
    (b) (i)   Allocation of Premium
              Payments ..............   Allocation of Premium Payments
        (ii)  Transfers .............   Transfers
        (iii) Exchanges .............   N/A
    (c) Changes .....................   Annuity Purchase Value; Allocation
                                        of Premium Payments; Annuity Payment
                                        Option

                                        Beneficiary; Ownership of the
                                        Policy
    (d) Inquiries ...................   Summary
 8. Annuity Period ..................   Annuity Payments

 9. Death Benefit ...................   Death Benefit

10. Purchase and Policy Values ......
    (a) Purchases ...................   Purchase
    (b) Valuation ...................   Policy Value
    (c) Daily Calculation ...........   The Mutual Fund Account Value
    (d) Underwriter .................   Distributor of the Policies

11. Redemptions
    (a) By Owners ...................   Surrenders
        By Annuitant ................   N/A
    (b) Texas ORP ...................   Restrictions Under the Texas
                                        Optional Retirement Program
    (c) Check Delay .................   Annuity Payments
    (d) Lapse .......................   N/A
    (e) Free Look ...................   Summary

12. Taxes ...........................   Taxes

13. Legal Proceedings ...............   Legal Proceedings

14. Table of Contents for the
    Statement of
    Additional Information ..........   Table of Contents of the
                                        Statement of Additional
                                        Information
                                   PART B
                                   ------

Item of Form N-4                            Statement of Additional
----------------                              Information Caption
                                              -------------------
15. Cover Page ......................   Cover Page

16. Table of Contents ...............   Table of Contents

17. General Information
    and History .....................   (Prospectus) AUSA
                                        Life Insurance Company, Inc.
18. Services ........................
    (a)  Fees and Expenses
         of Registrant ..............   N/A
    (b)  Management Policies ........   N/A
    (c)  Custodian ..................   Custody of Assets
         Independent

         Auditors ...................   Independent Auditors
    (d)  Assets of Registrant .......   Custody of Assets
    (e)  Affiliated Person ..........   N/A
    (f)  Principal Underwriter ......   Distribution of the Policies
19. Purchase of Securities
    Being Offered ...................   Distribution of the Policies
    Offering Sales Load .............   N/A

20. Underwriters ....................   Distribution of the Policies;
                                        (Prospectus) Distributor of the
                                        Policies

21. Calculation of Performance
    Data ............................   Historical Performance Data

22. Annuity Payments ................   (Prospectus) Election of Annuity
                                        Option; (Prospectus)
                                        Determination of Annuity Payments

23. Financial Statements ............   Financial Statements

                     PART C -- OTHER INFORMATION
                     ---------------------------

Item of Form N-4                         Part C Caption
----------------                         --------------
24. Financial Statements
    and Exhibits ....................   Financial Statements and Exhibits
    (a)  Financial Statements .......   Financial Statements
    (b)  Exhibits ...................   Exhibits

25. Directors and Officers of .......   Directors and Officers of the
    the Depositor                       Depositor

26. Persons Controlled By or Under ..   Persons Controlled By or Under
    Common Control with the             Common Control with the
    Depositor or Registrant             Depositor or Registrant

27. Number of Policyowners ..........   Number of Policyowners

28. Indemnification .................   Indemnification

29. Principal Underwriters ..........   Principal Underwriters

30. Location of Accounts
    and Records .....................   Location of Accounts and Records

31. Management Services .............   Management Services

32. Undertakings ....................   Undertakings

    Signature Page ..................   Signatures

                                       5

                                                                    THE ENDEAVOR
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                          AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                                                              by

                                               AUSA LIFE INSURANCE COMPANY, INC.

Prospectus
May 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor Variable Annuity Policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: AUSA Life Insurance Company, Inc., Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by AUSA Life, and thirteen mutual fund portfolios offered by the underlying funds listed below. You can choose any combination of these investment options. You bear the entire investment risk for all amounts you put in the mutual fund portfolios.

ENDEAVOR SERIES TRUST
Subadvised by Morgan Stanley
Asset Management Inc.
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming International, Inc.
  T. Rowe Price International Stock Portfolio
Subadvised by OpCap Advisors
  Endeavor Value Equity Portfolio
  Endeavor Opportunity Value
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by The Dreyfus Corporation
  Dreyfus U.S. Government Securities Portfolio
  Dreyfus Small Cap Value Portfolio
Subadvised by Montgomery Asset Management, LLC
  Endeavor Select 50 Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio

Please note that the Policies and the mutual funds:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS...........................................................   3

SUMMARY.....................................................................   4

ANNUITY POLICY FEE TABLE....................................................   7

EXAMPLES....................................................................  10

1.THE ANNUITY POLICY........................................................  12

2.ANNUITY PAYMENTS
  (THE INCOME PHASE)........................................................  12
  Annuity Payment Options...................................................  12

3.PURCHASE..................................................................  14
  Policy Issue Requirements.................................................  14
  Premium Payments..........................................................  14
  Initial Premium Requirements..............................................  14
  Additional Premium Payments...............................................  14
  Maximum Total Premium Payments............................................  14
  Allocation of Premium Payments............................................  14
  Policy Value..............................................................  14

4.INVESTMENT CHOICES........................................................  15
  The Separate Account......................................................  15
  The Fixed Account.........................................................  15
  Transfers.................................................................  16
  Dollar Cost Averaging Program.............................................  16
  Asset Rebalancing.........................................................  17

5.EXPENSES..................................................................  17
  Surrender Charges.........................................................  17
  Mortality and Expense Risk Fee............................................  17
  Administrative Charges....................................................  18
  Premium Taxes.............................................................  18
  Federal, State and Local Taxes............................................  18
  Transfer Fee..............................................................  18
  Portfolio Management Fees.................................................  18

6.TAXES.....................................................................  18
  Annuity Policies in General...............................................  18
  Qualified and Nonqualified Policies.......................................  19
  Withdrawals--Nonqualified Policies........................................  19
  Withdrawals--Qualified Policies...........................................  19
  Withdrawals--403(b) Policies..............................................  20
  Diversification and Distribution Requirements.............................  20
  Taxation of Death Benefit Proceeds........................................  20
  Annuity Payments..........................................................  20
  Transfers, Assignments or Exchanges of Policies...........................  21
  Possible Tax Law Changes..................................................  21

7.ACCESS TO YOUR MONEY......................................................  21
  Surrenders................................................................  21
  Delay of Payment and Transfers............................................  21
  Systematic Payout Option..................................................  22

8.PERFORMANCE...............................................................  22

9.DEATH BENEFIT.............................................................  22
  When We Pay A Death Benefit...............................................  22
  When We Do Not Pay A Death Benefit........................................  23
  Amount of Death Benefit...................................................  23
  Guaranteed Minimum Death Benefit..........................................  23
  Partial Withdrawal........................................................  24

10.OTHER INFORMATION........................................................  24
  Ownership.................................................................  24
  Assignment................................................................  24
  AUSA Life Insurance Company, Inc..........................................  24
  The Separate Account......................................................  24
  Mixed and Shared Funding..................................................  25
  Reinstatements............................................................  25
  Voting Rights.............................................................  25
  Distributor of the Policies...............................................  26
  Non-participating Policy..................................................  26
  Variations in Policy Provisions...........................................  26
  Year 2000 Matters.........................................................  26
  IMSA......................................................................  26
  Legal Proceedings.........................................................  26
  Financial Statements......................................................  27

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  27

APPENDIX A
Condensed Financial Information.............................................  28

APPENDIX B
Historical Performance Data.................................................  31

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value less the surrender charge, if any.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

Guaranteed Period Option--The one year guaranteed interest rate period which will be offered by AUSA Life into which premiums may be paid or amounts transferred.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to (a) the premiums paid; minus (b) partial withdrawals taken; plus (c) interest credited in the fixed account; plus (d) accumulated gains or losses in the separate account; minus (e) any applicable service charges, premium taxes, and transfer fees. The policy form refers to this as annuity purchase value.

Separate Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act"), to which premium payments under the policies may be allocated and which invests in designated portfolios of the Endeavor Series Trust and such other mutual funds as AUSA Life may determine from time to time.

Subaccount--A subdivision within the separate account the assets of which are invested in a specified portfolio of the Endeavor Series Trust.

                       (Note: The Statement of Additional
                          Information contains a more
                              extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Words printed in italics in this prospectus are defined in the Glossary.

1. THE ANNUITY POLICY

The Flexible Premium Variable Annuity Policy offered by AUSA Life Insurance Company, Inc. (AUSA Life, we, us or our) is a policy between you, as the owner, and AUSA Life, an insurance company. The policy provides a way to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of AUSA Life. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers thirteen subaccounts that are listed in Section 4. Each subaccount invests exclusively in shares of one of the portfolios of the Endeavor Series Trust. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that is guaranteed by AUSA Life. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money from one subaccount to another in the separate account. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from yourpolicy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

3. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

4. INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following portfolios described in the Endeavor Series Trust prospectus:

SUBADVISED BY MORGAN STANLEY
ASSET MANAGEMENT INC.
  Endeavor Asset Allocation
  Endeavor Money Market
SUBADVISED BY T. ROWE PRICE ASSOCIATES, INC.
  T. Rowe Price Equity Income
  T. Rowe Price Growth Stock
SUBADVISED BY ROWE PRICE-FLEMING
INTERNATIONAL, INC.
  T. Rowe Price International Stock
SUBADVISED BY OPCAP ADVISORS
  Endeavor Value Equity
  Endeavor Opportunity Value
SUBADVISED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
  Endeavor Enhanced Index

SUBADVISED BY THE DREYFUS CORPORATION
  Dreyfus U.S. Government Securities
  Dreyfus Small Cap Value
SUBADVISED BY MONTGOMERY ASSET MANAGEMENT, LLC
  Endeavor Select 50
SUBADVISED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
  Endeavor High Yield
SUBADVISED BY JANUS CAPITAL CORPORATION
  Endeavor Janus Growth

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

We deduct daily mortality and expense risk fees and administrative charges each year from the assets in each subaccount. The charges are the following annual percentages of assets:
 .  1.55% in the first seven policy years and 1.40% thereafter, for the Annual
   Step-Up Death Benefit; and
 . 1.40% in the first seven policy years and 1.25% thereafter, for the Return of Premium Death Benefit.

During the accumulation phase, we deduct an annual service charge from the separate account of no more than $35 from the policy value on each policy anniversary. The charge is waived if the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

The value of the net assets of the subaccounts will reflect the investment advisory fee and other expenses incurred by the underlying portfolios. Those fees and expenses are detailed in the Endeavor Series Trust prospectus that is attached to this prospectus.

6. TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

7. ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase. After one year, you may take out up to 10% of the policy value free of surrender charges once each year. Amounts withdrawn in the first year are subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:
 .  Annual Step-Up
 .  Return of Premium

10. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the separate account, if any. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually when you die, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

Financial Statements. Financial Statements for AUSA Life and the subaccounts are in the Statement of Additional Information.

Additional Features. This policy has additional features that might interest you. These include the following:
 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
 . You can arrange to have a certain amount of money automatically transferred from the fixed account, either monthly or quarterly, into your choice of subaccounts. This feature is called "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features may not be suitable for your particular situation.

Inquiries

If you need more information, please contact us at:

  Service Office:
  Financial Markets Division
  Variable Annuity Department
  AUSA Life Insurance Company
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

  Administrative Office:
  AUSA Life Insurance Company, Inc.
  666 Fifth Avenue, 25th Floor
  New York, NY 10103

  Home Office:
  4 Manhattanville Road
  Purchase, NY 10577

                            ANNUITY POLICY FEE TABLE


  Policy Owner Transaction Expenses


-------------------------------------
  Sales Load On Purchase
   Payments......................   0
  Maximum Surrender Charge
   (as a % of Premium
   Withdrawal)(/1/)(/2/).........  7%
  Surrender Fees.................   0
  Annual Service
   Charge(/1/)........ $35 Per Policy
  Transfer
   Fee(/1/)......... Currently No Fee

Separate Account Annual Expenses
(as a percentage of average account
 value)

Mortality and Expense
Risk Fee(/3/)..................  1.40%
Administrative Charge..........  0.15%
-----------------------------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES................. 1.55%

-------------------------------------------------------------------------------

                         Portfolio Annual Expenses(/4/)
    (as a percentage of average net assets and after expense reimbursements)

-------------------------------------------------------------------------------

                                                                     Total
                                                         Rule      Portfolio
                                   Management  Other     12b-1      Annual
                                      Fees    Expenses Fees(/5/) Expenses(/6/)
------------------------------------------------------------------------------
  Endeavor Asset Allocation.......   0.75%     0.03%     0.02%       0.80%
  Endeavor Money Market...........   0.50%     0.10%      --         0.60%
  T. Rowe Price Equity Income.....   0.80%     0.05%      --         0.85%
  T. Rowe Price Growth Stock......   0.80%     0.07%      --         0.87%
  T. Rowe Price International
   Stock(/7/).....................   0.90%     0.08%      --         0.98%
  Endeavor Value Equity...........   0.80%     0.04%     0.01%       0.85%
  Endeavor Opportunity
   Value(/8/).....................   0.80%     0.18%     0.01%       0.99%
  Endeavor Enhanced Index.........   0.75%     0.35%      --         1.10%
  Dreyfus U.S. Government
   Securities(/9/)................   0.60%     0.12%      --         0.72%
  Dreyfus Small Cap Value.........   0.80%     0.06%     0.08%       0.94%
  Endeavor Select 50(/10/)........   1.10%     0.39%      --         1.49%
  Endeavor High Yield(/11/).......   0.775%    0.525%     --         1.30%
  Endeavor Janus Growth(/12/).....   0.775%    0.095%     --         0.87%

(/1/)The surrender charge and transfer fee, if any is imposed, apply to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary. If applicable, a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. There is no transfer fee for the first 12 transfers per year. For additional transfers, AUSA Life may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/2/)The surrender charge is decreased based on the number of years since the premium payment was made, from 7% during the first year after the premium payment was made to 0% after the seventh year after the premium payment was made.

(/3/)The mortality and expense risk fees shown are those for the Annual Step-Up
    Death Benefit which apply during the first seven policy years. After the seventh policy year this charge is 1.25%. The corresponding Fee for the Return of Premium Death Benefit is 1.25% during the first seven policy years and 1.10% thereafter. The administrative charge may be increased in the future. In no event will the mortality and expense risk fee and administrative charge exceed 1.40% on or after the annuity commencement date, regardless of the death benefit that was in effect prior to commencement of annuity payments.

(/4/)The fee table information relating to the Endeavor Series Trust was provided to AUSA Life by Endeavor Management Co., and AUSA Life has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/5/)The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any Owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

(/6/)Endeavor Management Co. has agreed, until further notice, to assume expenses of the Portfolios that exceed the following rates: Endeavor Money Market--0.99%; Endeavor Asset Allocation--1.25%; T. Rowe Price International Stock--1.53%; Endeavor Value Equity--1.30%; Dreyfus Small Cap Value--1.30%; Dreyfus U.S. Government Securities--1.00%; T. Rowe Price Equity Income--1.30%; T. Rowe Price Growth Stock--1.30%; Endeavor Opportunity Value--1.30%; Endeavor Enhanced Index--1.30%; Endeavor Select 50--1.50%; Endeavor High Yield--1.30%. Endeavor Management Co. has agreed for a period of at least one year to assume the expenses of the Endeavor Janus Growth Portfolio that exceed 0.87%. Expenses shown for the Endeavor Janus Growth Portfolio are estimated for 1999. Expenses shown for the Endeavor Select 50 and Endeavor High Yield Portfolios are annualized.

(/7/)Total Portfolio Annual Expenses for the T. Rowe Price International Stock
    Portfolio before credits allowed by the custodian for the period ended December 31, 1998 were 1.10%.

(/8/)Total Portfolio Annual Expenses for the Endeavor Opportunity Value
    Portfolio before waivers/reimbursement and credits allowed by the custodian for the period ended December 31, 1998 were 1.00%.

(/9/)Total Portfolio Annual Expenses for the Dreyfus U.S. Government Securities
    Portfolio before waiver/reimbursements and credits allowed by the custodian for the period ended December 31, 1998 were 0.73%.

(/10/)Total Portfolio Annual Expenses for the Endeavor Select 50 Portfolio before waivers/reimbursement and credit allowed by the custodian for the period ended December 31, 1998 were 1.55% annualized.

(/11/)Total Portfolio Annual Expenses for the Endeavor High Yield Portfolio before waivers/reimbursement and credits allowed to the custodian for the period ended December 31, 1998 were 1.58% annualized.

(/12/)The Endeavor Janus Growth Portfolio is new, so the Total Portfolio Annual
     Expenses before waivers/reimbursement for the period ending December 31, 1999 are estimated to be 0.895%.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Annual Step-Up Death Benefit (1.40% in the first seven policy years and
    1.25% thereafter)
B = Return of Premium Death Benefit (1.25% in the first seven policy years and 1.10% thereafter)


                                                         If the Policy is
                                                      annuitized at the end
                                                      of the applicable time
                                  If the Policy is       period or if the
                               surrendered at the end     Policy is not
                               of the applicable time     surrendered or
                                      period.              annuitized.
                               ---------------------------------------------
                                1     3     5    10    1     3     5    10
  Subaccounts                  Year Years Years Years Year Years Years Years
----------------------------------------------------------------------------
  Endeavor Asset
   Allocation                A $ 94 $120  $155  $269  $24   $75  $128  $269
                            ------------------------------------------------
                             B $ 93 $115  $147  $253  $23   $70  $121  $253
----------------------------------------------------------------------------
  Endeavor Money Market      A $ 92 $113  $145  $248  $22   $69  $118  $248
                            ------------------------------------------------
                             B $ 91 $109  $137  $233  $21   $64  $110  $233
----------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                    A $ 95 $121  $157  $274  $25   $76  $131  $274
                            ------------------------------------------------
                             B $ 93 $117  $150  $258  $23   $72  $123  $258
----------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                     A $ 95 $122  $158  $276  $25   $77  $132  $276
                            ------------------------------------------------
                             B $ 94 $117  $151  $260  $24   $73  $124  $260
----------------------------------------------------------------------------
  T. Rowe Price
   International             A $ 96 $125  $164  $286  $26   $80  $137  $286
                            ------------------------------------------------
    Stock                    B $ 95 $120  $156  $272  $25   $76  $130  $272
----------------------------------------------------------------------------
  Endeavor Value Equity      A $ 95 $121  $157  $274  $25   $76  $131  $274
                            ------------------------------------------------
                             B $ 93 $117  $150  $258  $23   $72  $123  $258
----------------------------------------------------------------------------
  Endeavor Opportunity
   Value                     A $ 96 $125  $164  $287  $26   $81  $138  $287
                            ------------------------------------------------
                             B $ 95 $121  $157  $273  $25   $76  $130  $273
----------------------------------------------------------------------------
  Endeavor Enhanced Index    A $ 97 $129  $170  $298  $27   $84  $143  $298
                            ------------------------------------------------
                             B $ 96 $124  $162  $283  $26   $79  $136  $283
----------------------------------------------------------------------------
  Dreyfus U.S. Government    A $ 94 $117  $151  $260  $24   $73  $124  $260
                            ------------------------------------------------
   Securities                B $ 92 $113  $143  $245  $22   $68  $117  $245
----------------------------------------------------------------------------
  Dreyfus Small Cap Value    A $ 96 $124  $162  $282  $26   $79  $135  $282
                            ------------------------------------------------
                             B $ 94 $119  $154  $267  $24   $75  $128  $267
----------------------------------------------------------------------------
  Endeavor Select 50         A $101 $140  $189  $335  $31   $95  $162  $335
                            ------------------------------------------------
                             B $100 $136  $182  $321  $30   $91  $155  $321
----------------------------------------------------------------------------
  Endeavor High Yield        A $ 99 $135  $180  $317  $29   $90  $153  $317
                            ------------------------------------------------
                             B $ 98 $130  $172  $303  $28   $54  $146  $303
----------------------------------------------------------------------------
  Endeavor Janus Growth      A $ 95 $122  $158  $276  $25   $77  $132  $276
                            ------------------------------------------------
                             B $ 94 $117  $151  $260  $24   $73  $124  $260

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1998 expenses of the underlying portfolios, except for Endeavor Janus Growth (whose expenses listed above are estimates for the first full year of operations.) In addition to the expenses listed above, premium taxes, currently ranging from 0% to 3.50% of premium payments may be applicable.

In these examples, the $35 annual service charge is reflected as a charge of 0.0522% based on an average policy value of $67,071. Normally, the $35 (but not more than 2% of the policy value) service charge would be waived if the premium payment, less partial withdrawals, is at least $50,000 on a policy anniversary. However, $35 has been included in these examples for illustrative purposes.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which could be greater or less than the assumed rate.

Financial Information. Condensed financial information for the subaccounts are in Appendix A to this prospectus.

1. THE ANNUITY POLICY

This prospectus describes The Endeavor Variable Annuity Policy offered by AUSA Life Insurance Company, Inc.

An annuity is a policy between you, the owner, and an insurance company (in this case AUSA Life), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers a one year interest rate that is guaranteed by AUSA Life not to decrease during each one year period.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 90.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may chose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, AUSA Life reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time you and AUSA Life agree to. You and AUSA Life will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:
  Fixed Payments
  . No Period Certain--We will make level payments only during the annuitant's lifetime.
  . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.
  . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
  Variable Payments
  . No Period Certain--Payments will be made only during the lifetime of the annuitant.
  . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
  Fixed Payments
  . Payments are made during the joint lifetime of the payee and a joint payee of your selection. Payments will be made as long as either person is living.
  Variable Payments
  . Payments are made as long as either the payee or the joint payee is living.

Other annuity payment options may be arranged by agreement with AUSA Life.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
 .  the annuitant(s) dies before the due date of the second annuity payment;
THEN:
 .  we may make only one annuity payment.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 . the person receiving payments dies prior to the end of the guaranteed period;

THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep AUSA Life informed of the payee's current address of record.

3. PURCHASE

Policy Issue Requirements

AUSA Life will issue a policy IF:
 . AUSA Life receives all information needed to issue the policy; . AUSA Life receives a minimum initial premium payment; and . You (annuitant and any joint owner) are age 80 or younger.
 .  You meet our underwriting standards.

Premium Payments

You should make checks for premium payments payable only to AUSA Life Insurance Company, Inc. and send them to the administrative and service office. Your check must be honored in order for AUSA Life to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. The initial premium payment for policies issued under section 403(b) of the Internal Revenue Code is $50. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the "dollar cost averaging fixed account," directions regarding the subaccount(s) to which transfers are to be made must be specified or your premium payment cannot be accepted.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock

Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

4. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of thirteen subaccounts.

The subaccounts invest in shares of the various portfolios of the Endeavor Series Trust. The companies that provide investment advice and administrative services for the underlying portfolios offered through this policy are listed below. The following separate account investment choices are currently offered through this policy:

Subadvised by Morgan Stanley
Asset Management Inc.
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming
International, Inc.
  T. Rowe Price International Stock Portfolio
Subadvised by OpCap Advisors
  Endeavor Value Equity Portfolio
  Endeavor Opportunity Value
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by The Dreyfus Corporation
  Dreyfus U.S. Government Securities Portfolio
  Dreyfus Small Cap Value Portfolio
Subadvised by Montgomery Asset
Management, LLC
  Endeavor Select 50 Portfolio
Subadvised by Massachusetts Financial
Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio

The general public may not purchase shares of these underlying portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the Endeavor Series Trust, which is attached to this prospectus. You should read the prospectus for the Endeavor Series Trust carefully before you invest.

We may receive expense reimbursements or other revenues from the Endeavor Series Trust or its manager. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that AUSA Life or the separate account invests in the underlying portfolios.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the general account of AUSA Life. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. AUSA Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with the other general assets of AUSA Life. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers from any investment choice as often as you wish within certain limitations. Transfers from the guaranteed period option of the fixed account are limited to the following:
 . At the end of a guaranteed period option, you must notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in the guaranteed period option to another investment choice.
 . Transfers of amounts equal to interest credited in the one year guaranteed period option to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 . Transfers of amounts from the one year guaranteed period option prior to the end of the guaranteed period option is 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500, or the entire subaccount or guaranteed period option policy value. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.

During the income phase of your policy, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Currently, there is no charge for transfers. However, the number of transfers permitted may be limited in the future and charges per transfer may apply in the future.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other subaccount. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 months or 8 quarterly transfers are allowed. Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. There is no charge for this program.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value decreased by any applicable surrender charge. After the first year, you can withdraw up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the withdrawal. If you withdraw money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each premium payment:

                                                            Surrender Charge
  Number of Years                                          (as a percentage of
   Since Premium                                             premium payment
   Payment Date                                                withdrawn)
------------------------------------------------------------------------------
       0 - 1                                                        7%
------------------------------------------------------------------------------
       1 - 2                                                        6%
------------------------------------------------------------------------------
       2 - 3                                                        5%
------------------------------------------------------------------------------
       3 - 4                                                        4%
------------------------------------------------------------------------------
       4 - 5                                                        3%
------------------------------------------------------------------------------
       5 - 6                                                        2%
------------------------------------------------------------------------------
       6 - 7                                                        1%
------------------------------------------------------------------------------
     7 or more                                                      0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000--$10,000).

You receive the full amount of a requested partial withdrawal because we deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets for the first seven policy years and 1.25% of assets thereafter. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets for the first seven policy years and 1.10% thereafter. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This charge is equal to 0.15% per year of the daily net asset value of the separate account.

In addition, an annual service charge of the lesser of $35 or 2% of the policy value is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Management Fees

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the underlying fund's prospectus.

6. TAXES

NOTE: AUSA Life has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. AUSA Life has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after the taxpayer dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Withdrawals--Qualified Policies

The above information describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain rule. The terms of the plan may limit the rights otherwise available to you under the policies.

We have provided more information in the Statement of Additional Information.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) policies. Withdrawals can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 . becomes disabled (as that term is defined in the Internal Revenue Code); or . in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the Statement of Additional Information. AUSA Life may modify the policy to attempt to maintain favorable tax treatment.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the Policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

7. ACCESS TO YOUR MONEY

Surrenders

During the accumulation phase, you can have access to the money in your policy in several ways:
 . by making a withdrawal (either a complete or partial withdrawal); or . by taking annuity payments.

If you want to make a complete withdrawal, you will receive the value of your policy, minus:
 .  surrender charges;
 .  premium taxes; and
 .  service charges.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more details. Withdrawals may be subject to a surrender charge.

Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

During the income phase, the annuity payment option you select will determine your access to the money in your policy.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date all required information is received by AUSA Life. AUSA Life may be permitted to defer such payment from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months.

Systematic Payout Option

You can receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of the policy value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually.

8. PERFORMANCE

AUSA Life periodically advertises performance of the various investment portfolios. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the separate account. Fourth, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:
 . the new owner must surrender the policy for the policy value within five years of your death.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and AUSA Life has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information; or . guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the following guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Return of Premium Death Benefit

Total premium payments, less any partial withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the options below on the policy application.

Annual Step-Up Death Benefit

Largest policy value on the date of issue or on any policy anniversary prior to the earlier of the date of death or the owner's

81st birthday, plus premium payments less any partial withdrawals taken, subsequent to the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

IF, under both death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the partial withdrawal. Under certain circumstances, the partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. AUSA Life will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign the policy.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. AUSA Life is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA Life is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of AUSA Life.

The Separate Account

AUSA Life established a separate account, called the AUSA Endeavor Variable Annuity Account, under the laws of the State of New York on September 27, 1994. The separate account receives and currently invests the premium payments under the policies that are allocated to it for investment in shares of certain management investment companies. You may allocate shares under the policy to the designated portfolios of the Endeavor Series Trust.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or AUSA Life.

The assets of the separate account are held in AUSA Life's name on behalf of the separate account and belong to AUSA Life. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business AUSA Life may conduct. The separate account includes other subaccounts that are not available under these policies.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the mutual fund account.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular mutual fund subaccount, please read the Endeavor Series Trust prospectus. The Endeavor Series Trust is not limited to selling its shares to this mutual fund account can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered mutual fund accounts offering variable annuity products of AUSA Life, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this mutual fund account and one or more of the mutual fund accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including AUSA Life, agree to take any necessary steps to resolve the matter. This includes removing their mutual fund accounts from the underlying funds. See the underlying funds' prospectuses for more details. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or AUSA Life.

The assets of the separate account are held in AUSA Life's name on behalf of the separate account and belong to AUSA Life. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business AUSA Life may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

AUSA Life will vote all shares of the Endeavor Series Trust in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like AUSA Life, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD").

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. AUSA Life may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Non-participating Policy

The policy does not participate or share in the profits or surplus earnings of AUSA Life. No dividends are payable on the policy.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

Year 2000 Matters

In May 1996, AUSA Life Insurance Company, Inc. (AUSA Life) adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of AUSA Life's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as AUSA Life continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, AUSA Life has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, AUSA Life has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under The Year 2000 Project Plan are intended to significantly reduce AUSA Life's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, AUSA Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

IMSA

AUSA Life is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or AUSA Life.

Financial Statements

The financial statements of AUSA Life and the separate account are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Special Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of AUSA Life
Administration
Records and Reports
Distribution of the Policies
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

                          Annual Step-Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)

                                   Accumulation   Accumulation    Number of
                                    Unit Value     Unit Value   Accumulation
                                  at Beginning of  at End of   Units at End of
                                       Year           Year          Year
------------------------------------------------------------------------------
  Endeavor Asset Allocation
   Subaccount 1998(/6/)..........   $ 2.168718     $ 2.529863     31,242.813
------------------------------------------------------------------------------
  Endeavor Money Market
   Subaccount 1998(/6/)..........   $ 1.196982     $ 1.236621     52,322.018
------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount 1998(/6/)..........   $ 1.885394     $ 2.060734    145,891.829
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   Subaccount 1998(/6/)..........   $ 2.011973     $ 2.586964    206,657.078
------------------------------------------------------------------------------
  T. Rowe Price International
   Stock Subaccount 1998(/6/)....   $ 1.313338     $ 1.529380     39,361.912
------------------------------------------------------------------------------
  Endeavor Value Equity
   Subaccount 1998(/6/)..........   $ 2.022644     $ 2.207657    106,211.103
------------------------------------------------------------------------------
  Endeavor Opportunity Value
   Subaccount 1998(/6/)..........   $ 1.136598     $ 1.197263     70,958.668
------------------------------------------------------------------------------
  Endeavor Enhanced Index
   Subaccount 1998(/6/)..........   $ 1.199020     $ 1.574026    202,995.681
------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities Subaccount
   1998(/6/).....................   $ 1.231625     $ 1.283673     38,151.310
------------------------------------------------------------------------------
  Dreyfus Small Cap Value
   Subaccount 1998(/6/)..........   $ 1.780884     $ 1.781675    119,463.216
------------------------------------------------------------------------------
  Endeavor Janus Growth
   Subaccount 1998(/6/)..........   $19.428802     $31.822714     18,019.791

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End    Units at End
                                          of Year      of Year       of Year
-------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   1998...............................   $2.171948    $2.535888   2,197,971.735
   1997...............................   $1.833135    $2.171948   1,871,808.286
   1996...............................   $1.577873    $1.833135   1,123,469.170
   1995...............................   $1.301669    $1.577873     607,869.454
-------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   1998...............................   $1.196418    $1.239556   1,017,991.339
   1997...............................   $1.154219    $1.196418     611,981.762
   1996...............................   $1.115718    $1.154219     665,174.123
   1995...............................   $1.072424    $1.115718     271,034.756
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   1998...............................   $1.925022    $2.065623   3,702,824.740
   1997...............................   $1.521680    $1.925022   2,982,510.532
   1996...............................   $1.287240    $1.521680   1,387,607.312
   1995(/2/)..........................   $1.000000    $1.287240     293,619.530
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   Subaccount
   1998...............................   $2.043480    $2.593121   2,640,487.984
   1997...............................   $1.611613    $2.043480   1,925,118.021
   1996...............................   $1.353339    $1.611613     964,658.085
   1995(/3/)..........................   $1.000000    $1.353339     189,613.999
-------------------------------------------------------------------------------
  T. Rowe Price International Stock
   Subaccount
   1998...............................   $1.346560    $1.533035   4,958,037.992
   1997...............................   $1.330640    $1.346560   4,334,553.810
   1996...............................   $1.171039    $1.330640   2,084,832.841
   1995...............................   $1.073958    $1.171039     681,093.799
-------------------------------------------------------------------------------
  Endeavor Value Equity Subaccount
   1998...............................   $2.086130    $2.212928   3,668,656.747
   1997...............................   $1.694854    $2.086130   2,981,906.712
   1996...............................   $1.387903    $1.694854   1,565,599.143
   1995...............................   $1.045610    $1.387903     547,233.586
-------------------------------------------------------------------------------
  Endeavor Opportunity Value
   Subaccount
   1998...............................   $1.156993    $1.200101     886,891.881
   1997...............................   $1.004355    $1.156993     869,832.105
   1996(/4/)..........................   $1.000000    $1.004355     178,913.412
-------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   1998...............................   $1.217647    $1.577775   1,007,218.727
   1997(/5/)..........................   $1.000000    $1.217647     422,227.210

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value  Accumulation
                                      at Beginning    at End    Units at End
                                        of Year      of Year       of Year
-----------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   Subaccount
   1998..............................  $ 1.215033   $ 1.286733  1,728,824.679
   1997..............................  $ 1.128769   $ 1.215033  1,093,934.793
   1996..............................  $ 1.124292   $ 1.128769    589,779.900
   1995(/1/).........................  $ 0.985803   $ 1.124292    204,813.593
-----------------------------------------------------------------------------
  Dreyfus Small Cap Value Subaccount
   1998..............................  $ 1.851229   $ 1.785929  2,915,575.262
   1997..............................  $ 1.496065   $ 1.851229  2,294,637.110
   1996..............................  $ 1.206843   $ 1.496065  1,239,443.264
   1995..............................  $ 1.072941   $ 1.206843    535,283.029
-----------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   1998..............................  $19.665157   $31.898334    636,917.148
   1997..............................  $16.964068   $19.665157    557,897.978
   1996..............................  $14.583843   $16.964068    306,855.075
   1995..............................  $10.051117   $14.583843     97,436.321

(/1/)Period from June 16, 1995 through December 31, 1995

(/2/)Period from June 28, 1995 through December 31, 1995

(/3/)Period from April 28, 1995 through December 31, 1995

(/4/)Period from December 13, 1996 through December 31, 1996.

(/5/)Period from May 1, 1997 through December 31, 1997.

(/6/)Period from January 14, 1998 through December 31, 1998.

The Endeavor Select 50 Subaccount and the Endeavor High Yield Subaccount had not commenced operations as of December 31, 1998. Accordingly, no comparable data is available for those Subaccounts.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

AUSA Life may advertise historical yields and total returns for the subaccounts of the separate account. In addition, AUSA Life may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. In addition to the standard data discussed above, similar performance data for other periods may also be shown.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of AUSA Life upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                    TABLE 1
                   Standard Average Annual Total Returns(/1/)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                  Inception
                              1 Year    5 Year     of the        Subaccount
                              Ended     Ended   Subaccount to     Inception
  Subaccount                 12/31/98  12/31/98   12/31/98          Date
-------------------------------------------------------------------------------
  Endeavor Asset
   Allocation..............   11.22%     N/A        12.51%     January 1, 1995
  T. Rowe Price Equity
   Income..................    1.73%     N/A        19.09%      June 28, 1995
  T. Rowe Price Growth
   Stock...................   21.40%     N/A        26.23%     April 28, 1995
  T. Rowe Price
   International Stock.....    8.30%     N/A         5.39%     January 1, 1995
  Endeavor Value Equity....    0.50%     N/A        14.86%     January 1, 1995
  Endeavor Opportunity
   Value...................   (1.86%)    N/A        15.10%    December 13, 1996
  Endeavor Enhanced Index..   24.09%     N/A        52.22%       May 1, 1997
  Dreyfus U.S. Government
   Securities..............    0.32%     N/A         4.92%      June 16, 1995
  Dreyfus Small Cap
   Value(/2/)..............   (9.14%)    N/A        10.29%     January 1, 1995
  Endeavor Select 50(/3/)..     N/A      N/A          N/A            N/A
  Endeavor High
   Yield(/3/)..............     N/A      N/A          N/A            N/A
  Endeavor Janus
   Growth(/4/).............   56.86%     N/A        16.45%     January 1, 1995
-------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                  Inception
                              1 Year    5 Year     of the        Subaccount
                              Ended     Ended   Subaccount to     Inception
  Subaccount                 12/31/98  12/31/98   12/31/98          Date
-------------------------------------------------------------------------------
  Endeavor Asset
   Allocation..............   11.40%     N/A        17.70%     January 1, 1995
  T. Rowe Price Equity
   Income..................    1.89%     N/A        18.48%      June 28, 1995
  T. Rowe Price Growth
   Stock...................   21.59%     N/A        24.32%     April 28, 1995
  T. Rowe Price
   International
   Stock(/1/)..............    8.47%     N/A         8.75%     January 1, 1995
  Endeavor Value Equity....    0.70%     N/A        20.22%     January 1, 1995
  Endeavor Opportunity
   Value...................   (1.71%)    N/A         7.33%    December 13, 1996
  Endeavor Enhanced Index..   24.29%     N/A        28.82%       May 1, 1997
  Dreyfus U.S. Government
   Securities..............    0.48%     N/A         4.35%      June 16, 1995
  Dreyfus Small Cap
   Value(/2/)..............   (9.00%)    N/A        13.09%     January 1, 1995
  Endeavor Select 50(/3/)..     N/A      N/A          N/A            N/A
  Endeavor High
   Yield(/3/)..............     N/A      N/A          N/A            N/A
  Endeavor Janus
   Growth(/4/).............   57.14%     N/A        33.17%     January 1, 1995

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.
(/2/)Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap
    Advisors.
(/3/)The Endeavor Select 50 Portfolio and the Endeavor High Portfolio had not commenced operations as of December 31, 1998. Accordingly, comparable information is not available.
(/4/)Effective April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio.
    Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.

The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

AUSA Life may present the total return data described above on a non-standardized basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccounts since their inception reduce by all fees and charges under the policy except surrender charges:

                                    TABLE 2
                       Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                   Inception
                                1 Year    5 Year    of the       Subaccount
                                Ended     Ended   Subaccount      Inception
  Subaccount                   12/31/98  12/31/98 to 12/31/98       Date
-------------------------------------------------------------------------------
  Endeavor Asset Allocation..   16.52%     N/A       12.56%    January 1, 1995
  T. Rowe Price Equity
   Income....................    7.09%     N/A       19.68%     June 28, 1995
  T. Rowe Price Growth
   Stock.....................   26.64%     N/A       26.69%    April 28, 1995
  T. Rowe Price International
   Stock.....................   13.62%     N/A        5.47%    January 1, 1995
  Endeavor Value Equity......    5.87%     N/A       15.01%    January 1, 1995
  Endeavor Opportunity
   Value.....................    3.52%     N/A       19.50%   December 13, 1996
  Endeavor Enhanced Index....   29.32%     N/A       57.27%      May 1, 1997
  Dreyfus U.S. Government
   Securities................    5.69%     N/A        5.39%     June 16, 1995
  Dreyfus Small Cap
   Value(/2/)................   (3.72%)    N/A       10.56%    January 1, 1995
  Endeavor Select 50(/3/)....     N/A      N/A         N/A           N/A
  Endeavor High Yield(/3/)...     N/A      N/A         N/A           N/A
  Endeavor Janus
   Growth(/4/)...............   61.89%     N/A       16.45%    January 1, 1995
-------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                   Inception
                                1 Year    5 Year    of the       Subaccount
                                Ended     Ended   Subaccount      Inception
  Subaccount                   12/31/98  12/31/98 to 12/31/98       Date
-------------------------------------------------------------------------------
  Endeavor Asset Allocation..   16.70%     N/A       18.07%    January 1, 1995
  T. Rowe Price Equity
   Income....................    7.25%     N/A       19.08%     June 28, 1995
  T. Rowe Price Growth
   Stock.....................   26.83%     N/A       24.79%    April 28, 1995
  T. Rowe Price International
   Stock.....................   13.79%     N/A        9.24%    January 1, 1995
  Endeavor Value Equity......    6.06%     N/A       20.56%    January 1, 1995
  Endeavor Opportunity
   Value.....................    3.67%     N/A        9.30%   December 13, 1996
  Endeavor Enhanced Index....   29.51%     N/A       31.36%      May 1, 1997
  Dreyfus U.S. Government
   Securities................    5.85%     N/A        5.23%     June 16, 1995
  Dreyfus Small Cap
   Value(/2/)................   (3.58%)    N/A       13.52%    January 1, 1995
  Endeavor Select 50(/3/)....     N/A      N/A         N/A           N/A
  Endeavor High Yield(/3/)...     N/A      N/A         N/A           N/A
  Endeavor Janus
   Growth(/4/)...............   62.17%     N/A       33.39%    January 1, 1995

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.
(/2/)Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap
    Advisors.
(/3/)The Endeavor Select 50 Portfolio and the Endeavor High Portfolio had not commenced operations as of December 31, 1998. Accordingly, comparable information is not available.
(/4/)Effective April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio.
    Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.

The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

Adjusted Historical Performance Data. AUSA Life may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 and Table 4 below, AUSA Life may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period; therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1998, were as follows:

                                    TABLE 3
             Adjusted Historical Average Annual Total Returns(/1/)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                    10 Year     Corresponding
                                                      or          Portfolio
  Portfolio                       1 Year   5 Year  Inception   Inception Date
-------------------------------------------------------------------------------
  Endeavor Asset Allocation.....  11.22%   12.29%    12.51%     April 8, 1991
  T. Rowe Price Equity Income...   1.73%     N/A     19.09%    January 3, 1995
  T. Rowe Price Growth Stock....  21.40%     N/A     26.23%    January 3, 1995
  T. Rowe Price International
   Stock(/2/)...................   8.30%    5.31%     5.39%     April 8, 1991
  Endeavor Value Equity.........   0.50%   16.38%    14.86%     May 27, 1993
  Endeavor Opportunity Value....  (1.86%)    N/A      6.87%   November 18, 1996
  Endeavor Enhanced Index.......  24.09%     N/A     28.63%      May 1, 1997
  Dreyfus U.S. Government
   Securities...................   0.32%     N/A      4.92%      May 9, 1994
  Dreyfus Small Cap Value(/3/)..  (9.14%)   9.57%    10.29%      May 4, 1993
  Endeavor Select 50............    N/A      N/A     (1.93%)  February 2, 1998
  Endeavor High Yield...........    N/A      N/A    (10.99%)    June 2, 1998
  Endeavor Janus Growth(/4/)....  56.86%   23.09%    20.63%+   October 2, 1986
-------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                    10 Year     Corresponding
                                                      or          Portfolio
  Portfolio                       1 Year   5 Year  Inception   Inception Date
-------------------------------------------------------------------------------
  Endeavor Asset Allocation.....  11.40%   12.45%    12.68%     April 8, 1991
  T. Rowe Price Equity Income...   1.89%     N/A     19.39%    January 3, 1995
  T. Rowe Price Growth Stock....  21.59%     N/A     26.51%    January 3, 1995
  T. Rowe Price International
   Stock(/2/)...................   8.47%    5.46%     5.55%     April 8, 1991
  Endeavor Value Equity.........   0.70%   16.57%    15.07%     May 27, 1993
  Endeavor Opportunity Value....  (1.71%)    N/A      7.03%   November 18, 1996
  Endeavor Enhanced Index.......  24.29%     N/A     28.82%      May 1, 1997
  Dreyfus U.S. Government
   Securities...................   0.48%     N/A      5.08%      May 9, 1994
  Dreyfus Small Cap Value(/3/)..  (9.00%)   9.74%    10.55%      May 4, 1993
  Endeavor Select 50............    N/A      N/A     (1.79%)  February 2, 1998
  Endeavor High Yield...........    N/A      N/A    (10.91%)    June 2, 1998
  Endeavor Janus Growth(/4/)....  57.14%   23.28%    20.76%+   October 2, 1986

 + Ten Year Date

                                    TABLE 4
             Adjusted Historical Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                       1 Year   5 Year  Inception  Inception Date
------------------------------------------------------------------------------
  Endeavor Asset Allocation...... 16.52%   12.49%    12.56%    April 8, 1991
  T. Rowe Price Equity Income....  7.09%     N/A     19.68%   January 3, 1995
  T. Rowe Price Growth Stock..... 26.64%     N/A     26.69%   January 3, 1995
  T. Rowe Price International
   Stock(/2/).................... 13.62%    5.59%     5.47%    April 8, 1991
  Endeavor Value Equity..........  5.87%   16.55%    15.01%    May 27, 1993
  Endeavor Opportunity Value.....  3.52%     N/A      8.78%  November 18, 1996
  Endeavor Enhanced Index........ 29.32%     N/A     31.18%     May 1, 1997
  Dreyfus U.S. Government
   Securities....................  5.69%     N/A      5.39%     May 9, 1994
  Dreyfus Small Cap Value(/3/)... (3.72%)   9.81%    10.56%     May 4, 1993
  Endeavor Select 50.............   N/A      N/A      5.07%  February 2, 1998
  Endeavor High Yield............   N/A      N/A     (3.99%)   June 2, 1998
  Endeavor Janus Growth(/4/)..... 61.89%   23.22%    20.63%+  October 2, 1986
------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
------------------------------------------------------------------------------

                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                       1 Year   5 Year  Inception  Inception Date
------------------------------------------------------------------------------
  Endeavor Asset Allocation...... 16.70%   12.66%    12.72%    April 8, 1991
  T. Rowe Price Equity Income....  7.25%     N/A     19.85%   January 3, 1995
  T. Rowe Price Growth Stock..... 26.83%     N/A     26.87%   January 3, 1995
  T. Rowe Price International
   Stock(/2/).................... 13.79%    5.74%     5.62%    April 8, 1991
  Endeavor Value Equity..........  6.06%   16.74%    15.22%    May 27, 1993
  Endeavor Opportunity Value.....  3.67%     N/A      8.94%  November 18, 1996
  Endeavor Enhanced Index........ 29.51%     N/A     31.36%     May 1, 1997
  Dreyfus U.S. Government
   Securities....................  5.85%     N/A      5.55%     May 9, 1994
  Dreyfus Small Cap Value(/3/)... (3.58%)   9.97%    10.73%     May 4, 1993
  Endeavor Select 50.............   N/A      N/A      5.21%  February 2, 1998
  Endeavor High Yield............   N/A      N/A     (3.91%)   June 2, 1998
  Endeavor Janus Growth(/4/)..... 62.17%   23.40%    20.76%+  October 2, 1986

 + Ten Year Date

(/1/The)calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the Inception of the Portfolio.
(/2/Effective)January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(/3/Effective)September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.
(/4/Effective)April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                 Issued through

                             AUSA ENDEAVOR VARIABLE
                                ANNUITY ACCOUNT

                                   Offered by
                       AUSA LIFE INSURANCE COMPANY, INC.

                                666 Fifth Avenue
                            New York, New York 10103

This Statement of Additional information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the Endeavor Series Trust.

Dated: May 1, 1999

                               TABLE OF CONTENTS

GLOSSARY OF TERMS...........................................................   3
THE POLICY--GENERAL PROVISIONS..............................................   5
  Owner.....................................................................   5
  Entire Policy.............................................................   5
  Misstatement of Age or Sex................................................   5
  Addition, Deletion, Substitution of Investments...........................   6
  Reallocation of Policy Values After the Annuity Commencement Date.........   6
  Annuity Payment Options...................................................   7
  Death Benefit.............................................................   8
  Death of Owner............................................................  10
  Assignment................................................................  10
  Evidence of Survival......................................................  10
  Non-Participating.........................................................  10
  Amendments................................................................  10
  Employee and Agent Purchases..............................................  10
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.....................................  11
  Tax Status of the Policy..................................................  11
  Taxation of AUSA Life.....................................................  14
INVESTMENT EXPERIENCE.......................................................  15
  Accumulation Units........................................................  15
  Annuity Unit Value and Annuity Payment Rates..............................  16
HISTORICAL PERFORMANCE DATA.................................................  18
  Money Market Yields.......................................................  18
  Other Subaccount Yields...................................................  19
  Total Returns.............................................................  20
  Other Performance Data....................................................  20
  Adjusted Historical Performance Data--The Separate Account................  21
PUBLISHED RATINGS...........................................................  21
STATE REGULATION OF AUSA LIFE...............................................  21
RECORDS AND REPORTS.........................................................  21
DISTRIBUTION OF THE POLICIES................................................  21
VOTING RIGHTS...............................................................  22
CUSTODY OF ASSETS...........................................................  22
LEGAL MATTERS...............................................................  23
INDEPENDENT AUDITORS........................................................  23
OTHER INFORMATION...........................................................  23
FINANCIAL STATEMENTS........................................................  23

                             GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative Office--AUSA Life Insurance Company, Inc., 666 Fifth Avenue, 25th Floor, New York, NY, 10103.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value less the surrender charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute due proof of death.

Excess Premium Withdrawals--The amount of a premium payment withdrawal which is more than the amount that may be taken free from surrender charge.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

Guaranteed Period Option--The one year guaranteed interest rate period which will be offered by AUSA Life into which premiums may be paid or amounts transferred.

Investment Choices--The one year guaranteed period option of the fixed account, and the dollar cost averaging fixed account option, and any of the subaccounts of the separate account.

Nonqualified Policy--A policy other than a qualified policy.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to (a) the premiums paid; minus (b) partial withdrawals taken; plus (c) interest credited in the fixed account; plus (d) accumulated gains or losses in the separate account; minus (e) any applicable service charges, premium taxes, and transfer fees. The Policy form refers to this as annuity purchase value.

Policy Year--A policy year begins on the date of issue and on each policy anniversary.

Premium Payment--An amount paid to AUSA Life by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment.

Separate Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in designated portfolios of the Endeavor Series Trust and such other mutual funds as AUSA Life may determine from time to time.

Service Charge--An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $35.

Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount--A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each excess premium withdrawal, which is deducted by AUSA Life upon surrender or partial withdrawal from the policy. The surrender charge percentage ranges from 7% to 0% depending upon the length of time from the date of each premium payment to the date of withdrawal.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives AUSA Life the information it requires and is received at the service office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

In order to supplement the description in the prospectus, the following provides additional information about AUSA Life and the policy, which may be of interest to a prospective purchaser. Words printed in italics in this Statement of Additional Information are defined in the Glossary of Terms, found on page 3.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with AUSA Life's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless AUSA Life has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date the owner signs the written notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of the owner's death.

Entire Policy

The policy, any endorsements thereon, and the application constitute the entire contract between AUSA Life and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

Addition, Deletion, or Substitution of Investments

AUSA Life cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. AUSA Life retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. AUSA Life reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by AUSA Life. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. AUSA Life may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, AUSA Life will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, AUSA Life will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts, may be (i) operated in any form permitted by law,
(ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts. To the extent permitted by applicable law, AUSA Life also may transfer the assets of the separate account associated with the policies to another account or accounts.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the separate account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to AUSA Life's service office. There is no charge assessed in connection with such reallocation. AUSA Life reserves the right to limit the number of times a reallocation of annuity units may be made in any given policy year.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by AUSA Life at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and
(ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells AUSA Life in writing and AUSA Life agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

     Annuity Commencement Date   Adjusted Age
     -------------------------   ------------
     Before 2001                 Actual Age
     2001-2010                   Actual Age minus 1
     2011-2020                   Actual Age minus 2
     2021-2030                   Actual Age minus 3
     2031-2040                   Actual Age minus 4
     After 2040                  As determined by AUSA Life

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to a partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The partial withdrawal in the guaranteed minimum death benefit is the sum of
(1) and (2), where:

  (1) The surrender-charge-free withdrawal amount taken; and

  (2) The amount that an excess partial withdrawal (the portion of a withdrawal that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

    (a) is the amount of the death benefit prior to the excess partial withdrawal; and

    (b) is the policy value prior to the excess partial withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

                                 Example 1

                        (Assumed Facts for Example)

-----------------------------------------------------------------------------
  $75,000 current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-----------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
-----------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and GMDB)
-----------------------------------------------------------------------------
       6% current surrender charge percentage
-----------------------------------------------------------------------------
  $15,000 requested withdrawal
-----------------------------------------------------------------------------
          surrender charge-free amount (assumes 10% free percentage is
  $ 5,000 available)
-----------------------------------------------------------------------------
  $10,000 excess partial withdrawal--EPW (amount subject to surrender charge)
-----------------------------------------------------------------------------
  $   600 surrender charge on (EPW) = 0.06X10,000
-----------------------------------------------------------------------------
          reduction in policy value due to excess partial withdrawal =
  $10,600 10,000+600
-----------------------------------------------------------------------------
  $20,000 partial withdrawal = $5,000 + $10,000 X (75,000/50,000)
-----------------------------------------------------------------------------
  $55,000 New GMDB (after withdrawal) = 75,000- 20,000
-----------------------------------------------------------------------------
  $34,400 New policy value (after withdrawal) = 50,000-5,000-10,600

 Summary:

 Reduction in Guaranteed Minimum Death Benefit  = $20,000

 Reduction in policy value  = $15,600

 Note, Guaranteed Minimum Death Benefit is reduced more than the policy value since the Guaranteed Minimum Death Benefit was greater than the policy value just prior to the withdrawal.

                                 Example 2

                        (Assumed Facts for Example)

-----------------------------------------------------------------------------
  $50,000 current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-----------------------------------------------------------------------------
  $75,000 current policy value before withdrawal
-----------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and GMDB)
-----------------------------------------------------------------------------
       6% current surrender charge percentage
-----------------------------------------------------------------------------
  $15,000 requested withdrawal
-----------------------------------------------------------------------------
          surrender charge-free amount (assumes 10% free percentage is
  $ 7,500 available)
-----------------------------------------------------------------------------
  $ 7,500 excess partial withdrawal--EPW (amount subject to surrender charge)
-----------------------------------------------------------------------------
  $   450 surrender charge on (EPW) = 0.06X7,500
-----------------------------------------------------------------------------
  $ 7,950 reduction in policy value due to EPW = 7,500+450
-----------------------------------------------------------------------------
  $15,450 partial withdrawal = $7,500+$7,950X(75,000/75,000)
-----------------------------------------------------------------------------
  $34,550 New GMDB (after withdrawal) = 50,000-15,450
-----------------------------------------------------------------------------
  $59,550 New policy value (after withdrawal) = 75,000-7,500-7,950

 Summary:

 Reduction in guaranteed minimum death benefit  = $15,450

 Reduction in policy value  = $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the policy value. If the successor owner is not the deceased owner's spouse, however, the policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to AUSA Life. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where 1) the spouse of the deceased owner is the sole beneficiary, 2) the owner is not a natural person and the primary annuitant dies or is changed, or
3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for a detailed description of these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy. An assignment will not be binding on AUSA Life until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with AUSA Life, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership of qualified policies is restricted to comply with the Code.

Evidence of Survival

AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

Non-Participating

The policy will not share in AUSA Life's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the policy.

AUSA Life reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, AUSA Life may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs AUSA Life experiences on those purchases. The credit will be reported to the

Internal Revenue Service as taxable income to the employee or registered representative. AUSA Life may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which AUSA Life is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                  CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, through its subaccounts, intends to comply with the diversification requirements of the Treasury. AUSA Life has entered into agreements regarding participation in the Endeavor Series Trust which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and annuity purchase values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, AUSA Life does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. AUSA Life therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

AUSA Life makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Section 408 of the Code also indicates that no part of the funds for a traditional individual retirement account or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy the nominal owner of which is not a natural person but the beneficial owner of which is a natural person,
(ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or
(iv) a single-payment annuity the annuity commencement date for which is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of AUSA Life

AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the separate account, AUSA Life may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

An "investment experience factor" is used to determine the value of accumulation units and annuity units, and to determine Annuity Payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "investment experience factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The investment experience factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The Net Investment Performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The investment experience factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the subaccount and for which it has created a reserve;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where "X" depends on the Death Benefit Option and policy year, plus the .15% annual administrative charge.

              Illustration of Accumulation Unit Value Calculations

 Formula and Illustration for Determining the Investment Experience Factor
        (Assumes the Return of Premium Death Benefit is still in effect and that the policy is within the first seven policy years.)

Investment Experience Factor = (A + B-C)-E
                            D

 Where: A = The net asset value of an underlying fund share as of the end of the current valuation period.
            Assume................................................. A = $11.57

 B =        The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
            Assume...................................................... B = 0

 C =        The per share charge or credit for any taxes reserved for at the end of the current valuation period.
            Assume...................................................... C = 0

 D =        The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
            Assume................................................. D = $11.40

 E = The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.40% on an annual basis.
            On a daily basis = .0000380909

Then, the investment experience factor = (11.57 + 0-0)-.0000380909 = Z = 1.0148741898
                                   11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The Accumulation Unit Value for the immediately preceding valuation period.
            Assume...................................................... = $ X

 B =        The Net Investment Factor for the current valuation period.
            Assume........................................................ = Y

Then, the Accumulation Unit Value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the Assumed Investment Return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the Assumed Investment Return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value on the immediately preceding business day;

  (b) is the net investment factor of the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii), and subtracting (iii) from the result, where:

  (i) is the result of:

    (1) the net asset value of a fund share held in the separate account for that subaccount determined at the end of the current valuation period; plus

    (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in the separate account for that subaccount if the ex-dividend date occurs during the valuation period.

  (ii) is the net asset value of a fund share held in the separate account for that subaccount determined as of the end of the immediately preceding valuation period.

  (iii) is a factor representing the mortality and expense risk fee and administrative charge. Assume this factor is currently equal, on an annual basis, to no more than 1.55% of the daily net asset value of a fund share held in the separate account for that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

            Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

        Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

 Where: A = Annuity unit value for the immediately preceding valuation period.
            Assume...................................................... = $ X

 B =        Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
            Assume........................................................ = Y

 C =        A factor to neutralize the Assumed Investment Return of 5% built into the Annuity Tables used.
            Assume........................................................ = Z

Then, the annuity unit value is:

  $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                $1,000

 Where: A = The policy value as of the annuity commencement date.
            Assume...................................................... = $ X

 B =        The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
            Assume...................................................... = $ Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                         1,000

   Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                     B

 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume...................................................... = $ X

 B =        The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume...................................................... = $ Y

Then, the number of annuity units = $X = Z
                             $Y

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

AUSA Life may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and
(ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the Mortality and Expense Risk Charge. Current Yield will be calculated according to the following formula:

                 Current Yield = ((NCS--ES)/UV) * (365/7)

Where:

 NCS   = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-
         day period attributable to a hypothetical account having a balance of
         1 subaccount unit.

 ES    = Per unit expenses of the subaccount for the 7-day period.

 UV    = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium withdrawn based on the policy year since payment of the premium.

AUSA Life may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS--ES)/UV))/365///7/--1

Where:

 NCS   = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-
         day period attributable to a hypothetical account having a balance of
         1 subaccount unit.

 ES    = Per unit expenses of the subaccount for the 7-day period.

 UV    = The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was 3.066%, and the effective yield was 3.113% for the Annual Step-Up Death Benefit. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was 3.219%, and the effective yield was 3.271% for the Return of Premium Death Benefit.

Other Subaccount Yields

AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI--ES)/(U^UV)) + 1)/6/--1)

Where:

 NI    = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

 ES    = Expenses of the subaccount for the 30-day period.

 U     = The average number of units outstanding.

 UV    = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of the excess premium withdrawal based on the number of years since payment of the premium.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

AUSA Life may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values, which AUSA Life calculates on each business day, based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P(1 + T)N = ERV

Where:

 T     = The average annual total return net of subaccount recurring charges.

 ERV   = The ending redeemable value of the hypothetical account at the end of the period.

 P     = A hypothetical initial payment of $1,000.

 N     = The number of years in the period.

Other Performance Data

AUSA Life may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except assuming that the surrender charge percentage will be 0%.

AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV/P)--1

Where:

 CTR   = The cumulative total return net of subaccount recurring charges for the period.

 ERV   = The ending redeemable value of the hypothetical investment at the end of the period.

 P     = A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data--The Separate Account

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

AUSA Life may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AUSA Life. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of AUSA Life as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and AUSA Life does not anticipate discontinuing the offering of the policies. However, AUSA Life reserves the right to discontinue the offering of the policies.

AFSG Securities Corporation, is the principal underwriter of the policies. AFSG Securities Corporation will enter into agreements with broker-dealers for the distribution of the policies. Prior to May 1, 1998, AEGON USA Securities, Inc. was the principal underwriter. During 1998, the amount paid to AEGON USA Securities, Inc. and/or broker-dealers for their services was $412,538.27. Amount paid for these services in 1997 and 1996 were $1,430,319.48 and $1,115,508, respectively. During 1998 the amount paid to AFSG Securities Corporation was $202,758.60.

                                 VOTING RIGHTS

To the extent required by law, AUSA Life will vote the underlying funds' shares held by the mutual fund account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although the Endeavor Series Trust does not hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the Endeavor Series Trust shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. AUSA Life will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by AUSA Life. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                                 LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the policies has been provided to AUSA Life by Sutherland Asbill & Brennan LLP, of Washington D.C.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements of AUSA Life, at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the subaccounts of the AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners, as of December 31, 1998, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements for the AUSA Endeavor Variable Annuity Account are contained herein. The financial statements of AUSA Life, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                    Financial Statements - Statutory Basis

                       Ausa Life Insurance Company, Inc.

                 Years ended December 31, 1998, 1997 and 1996
                      with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis


                 Years ended December 31, 1998, 1997 and 1996



                                   CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Balance Sheets - Statutory Basis.............................................2
Statements of Operations - Statutory Basis...................................4
Statements of Changes in Capital and Surplus - Statutory Basis...............5
Statements of Cash Flows - Statutory Basis...................................6
Notes to Financial Statements - Statutory Basis..............................7

                       [LETTERHEAD OF ERNST & YOUNG LLP]

                        Report of Independent Auditors


The Board of Directors
AUSA Life Insurance Company, Inc.


We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. as of December 31, 1998 and 1997 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                                               Ernst & Young LLP

Des Moines, Iowa
February 19, 1999

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)


                                                                    DECEMBER 31
                                                                 1998           1997
                                                             ----------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $    61,065     $    68,131
 Bonds                                                          4,151,780       3,988,635
 Stocks:
  Preferred                                                         2,582           1,792
  Common, at market (cost: $14 in 1998 and
   $118 in 1997)                                                        2             144
 Mortgage loans on real estate                                    413,107         495,009
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($2,474 in 1998 and
  $1,816 in 1997)                                                  33,986          45,695
 Policy loans                                                       3,181           3,046
 Other invested assets                                             30,795          22,414
                                                             ----------------------------
Total cash and invested assets                                  4,696,498       4,624,866

Short-term note receivable from affiliate                          10,400           8,800
Receivable from affiliates                                         14,731             794
Premiums deferred and uncollected                                   6,408           6,316
Accrued investment income                                          64,859          69,989
Federal income taxes recoverable                                      527               -
Other assets                                                       12,567           7,609
Separate account assets                                         6,517,152       5,630,093


                                                             ----------------------------
Total admitted assets                                         $11,323,142     $10,348,467
                                                             ============================


See accompanying notes.

                                                                     DECEMBER 31
                                                                  1998             1997
                                                              ----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   109,132      $   103,370
  Annuity                                                         868,294          911,075
  Accident and health                                              16,416           16,547
 Policy and contract claim reserves:
  Life                                                              4,927            5,456
  Accident and health                                              10,302           11,125
 Other policyholders' funds                                     3,267,417        3,181,719
 Remittances and items not allocated                               58,724           35,267
 Asset valuation reserve                                           84,077           67,324
 Interest maintenance reserve                                      37,253           25,882
 Payable to affiliates                                                  -            2,247
 Deferred income                                                    5,230           13,421
 Payable under assumption reinsurance agreement                    52,837           56,952
 Other liabilities                                                  7,422            8,400
 Federal income taxes payable                                           -            1,010
 Separate account liabilities                                   6,497,865        5,608,364
                                                              ----------------------------
Total liabilities                                              11,019,896       10,048,159

Commitments and contingencies

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500            2,500
 Paid-in surplus                                                  319,180          319,180
 Special surplus funds                                              1,827            1,607
 Unassigned surplus (deficit)                                     (20,261)         (22,979)
                                                              ----------------------------
Total capital and surplus                                         303,246          300,308
                                                              ----------------------------
Total liabilities and capital and surplus                     $11,323,142      $10,348,467
                                                              ============================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in thousands)


                                                                 YEAR ENDED DECEMBER 31
                                                        1998              1997              1996
                                                     ------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   22,664        $   71,899        $   21,120
  Annuity                                               1,132,120         1,199,470         1,092,033
  Accident and health                                      32,869            39,999            52,831
 Net investment income                                    345,660           341,540           339,460
 Amortization of interest maintenance reserve               6,116             3,392             2,326
 Commissions and expense allowances on
  reinsurance ceded                                           302               374               438

 Other income                                                   -            17,240            10,739
                                                     ------------------------------------------------
                                                        1,539,731         1,673,914         1,518,947
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,464            39,045            50,647
  Surrender benefits                                    1,117,653         1,175,051           864,643
  Other benefits                                           20,886            14,316            11,699
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                     5,762            52,500             2,492
   Annuity                                                (42,781)           65,982            53,136
   Accident and health                                       (131)           (1,357)           (1,063)
   Other                                                      (67)              580               609
  Increase in liability for premium and other
   deposit type funds                                      85,461            92,280            93,893
                                                     ------------------------------------------------
                                                        1,219,247         1,438,397         1,076,056
 Insurance expenses:
  Commissions                                              69,009            79,099            87,938
  General insurance expenses                               95,169            92,613            83,885
  Taxes, licenses and fees                                  1,466             3,717             3,335
  Net transfers to separate accounts                      130,910            42,490           255,672
  Other expenses                                              978               181               145
                                                     ------------------------------------------------
                                                          297,532           218,100           430,975
                                                     ------------------------------------------------
                                                        1,516,779         1,656,497         1,507,031
                                                     ------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains                    22,952            17,417            11,916
 (losses) on investments
Federal income tax expense                                  4,021             5,247             5,719
                                                     ------------------------------------------------
Gain from operations before net realized
 capital gains (losses) on investments                     18,931            12,170             6,197
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to interest
 maintenance reserve)                                       3,770               831           (12,107)
                                                     ------------------------------------------------
Net income (loss)                                      $   22,701        $   13,001        $   (5,910)
                                                     ================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in thousands)


                                                                           SPECIAL      UNASSIGNED         TOTAL
                                               COMMON        PAID-IN       SURPLUS        SURPLUS       CAPITAL AND
                                                STOCK        SURPLUS        FUNDS        (DEFICIT)        SURPLUS
                                              ----------------------------------------------------------------------
Balance at January 1, 1996                      $2,500      $319,180       $1,357        $  5,217          $328,254
 Net loss                                            -             -            -          (5,910)           (5,910)
 Change in net unrealized capital gains              -             -            -            (460)             (460)
  (losses)
 Change in non-admitted assets                       -             -            -             437               437
 Change in special surplus funds                     -             -          116               -               116
 Change in liability for reinsurance in
  unauthorized companies                             -             -            -             (42)              (42)
 Change in asset valuation reserve                   -             -            -          (6,217)           (6,217)
 Seed money contributed to separate
  account, net of redemptions                        -             -            -         (12,500)          (12,500)
 Change in surplus in separate account               -             -            -          14,783            14,783
 Prior year federal income tax adjustment            -             -            -             446               446
                                              ----------------------------------------------------------------------
Balance at December 31, 1996                     2,500       319,180        1,473          (4,246)          318,907
 Net income                                          -             -            -          13,001            13,001
 Change in net unrealized capital gains              -             -            -          (2,710)           (2,710)
  (losses)
 Change in non-admitted assets                       -             -            -          (8,617)           (8,617)
 Change in special surplus funds                     -             -          134               -               134
 Change in liability for reinsurance in
  unauthorized companies                             -             -            -              29                29
 Change in asset valuation reserve                   -             -            -         (20,446)          (20,446)
 Seed money withdrawn from separate
  account, net of redemptions                        -             -            -          11,700            11,700
 Change in surplus in separate account               -             -            -         (11,749)          (11,749)
 Prior year federal income tax adjustment            -             -            -              59                59
                                              ----------------------------------------------------------------------
Balance at December 31, 1997                     2,500       319,180        1,607         (22,979)          300,308
 Net income                                          -             -            -          22,701            22,701
 Change in net unrealized capital gains              -             -            -           4,439             4,439
  (losses)
 Change in non-admitted assets                       -             -            -            (511)             (511)
 Change in special surplus funds                     -             -          220               -               220
 Change in liability for reinsurance in
  unauthorized companies                             -             -            -              18                18
 Change in asset valuation reserve                   -             -            -         (16,753)          (16,753)
 Seed money withdrawn from separate
  account, net of redemptions                        -             -            -           1,818             1,818
 Change in surplus in separate account               -             -            -            (994)             (994)
 Dividend to stockholder                             -             -            -          (8,000)           (8,000)
Balance at December 31, 1998                    $2,500      $319,180       $1,827        $(20,261)         $303,246
                                              ======================================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                               YEAR ENDED DECEMBER 31
                                                                       1998               1997               1996
                                                                   --------------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance               $ 1,191,035        $ 1,340,757        $ 1,177,613
Net investment income                                                   353,054            340,150            345,153
Life and accident and health claims                                     (33,979)           (40,151)           (52,590)
Surrender benefits and other fund withdrawals                        (1,117,653)        (1,175,051)          (864,643)
Other benefits to policyholders                                         (20,876)           (14,290)           (11,697)
Commissions, other expenses and other taxes                            (169,784)          (184,457)          (193,405)
Net transfers to separate account                                      (130,976)           (43,309)          (257,467)
Federal income taxes paid                                                (5,558)            (4,704)            (4,490)
Other, net                                                               (3,806)            (3,744)           (14,431)
                                                                   --------------------------------------------------
Net cash provided by operating activities                                61,457            215,201            124,043

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                         1,381,784            968,184            777,107
   Common stocks                                                            164                  -              5,288
   Mortgage loans on real estate                                        138,723            179,810            165,460
   Real estate                                                           22,067             25,104                  -
   Policy loans                                                               -                 16                  4
   Other                                                                    (21)                 -                  -
                                                                   --------------------------------------------------
                                                                      1,542,717          1,173,114            947,859
Cost of investments acquired:
   Bonds and preferred stocks                                        (1,554,838)        (1,260,122)        (1,101,918)
   Common stocks                                                              -               (103)              (589)
   Mortgage loans on real estate                                        (51,862)           (60,722)           (42,118)
   Real estate                                                             (561)                 -               (521)
   Policy loans                                                            (135)              (146)              (153)
   Other                                                                  5,756            (17,805)            (2,695)
                                                                   --------------------------------------------------
                                                                     (1,601,640)        (1,338,898)        (1,147,994)
                                                                   --------------------------------------------------
Net cash used in investing activities                                   (58,923)          (165,784)          (200,135)

FINANCING ACTIVITIES
Payment of intercompany notes, net                                       (1,600)            (9,400)           (19,200)
Dividends to stockholders                                                (8,000)                 -                  -
                                                                   --------------------------------------------------
Net cash used in financing activities                                    (9,600)            (9,400)           (19,200)
                                                                   --------------------------------------------------
Increase (decrease) in cash and short-term investments                   (7,066)            40,017            (95,292)

Cash and short-term investments at beginning of year                     68,131             28,114            123,406
                                                                   --------------------------------------------------
Cash and short-term investments at end of year                      $    61,065        $    68,131        $    28,114
                                                                   ==================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1998


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

In July 1996, the Company completed a merger with International Life Investors Insurance Company ("ILI"), a wholly-owned subsidiary of Life Investors Insurance Company of America, another wholly-owned subsidiary of First AUSA, whereby ILI was merged directly into the Company. The Company received assets of $688,233 and liabilities of $635,189. The difference between assets and liabilities was transferred directly to capital and surplus. In accordance with National Association of Insurance Commissioners ("NAIC") statutory accounting principles, all prior period financial statements presented have been restated as if the merger took place at the beginning of such periods. Historical book values carried over from the separate companies to the combined entity.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 1996 in conformity with the practices of the NAIC and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for under the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Summarized financial information for the Company and FPLH prior to the merger are as follows:

                                 PERIOD ENDED
                                 SEPTEMBER 30         YEAR ENDED DECEMBER 31
                                                --------------------------------
                                     1998               1997            1996
                                ------------------------------------------------
                                 (UNAUDITED)
Revenues:
  The Company                      $1,155,265        $1,585,260       $1,454,207
  FPLH                                 75,929            88,654           64,740
                                ------------------------------------------------
As restated                        $1,231,194        $1,673,914       $1,518,947
                                ================================================

Net income (loss):
  The Company                      $    3,944        $    3,503       $  (13,714)
  FPLH                                  6,911             9,498            7,804
                                ------------------------------------------------
As restated                        $   10,855        $   13,001       $   (5,910)
                                ================================================

                                 SEPTEMBER 30        DECEMBER 31
                                     1998               1997
                               -----------------------------------
                                 (UNAUDITED)
Assets:
  The Company                      $10,411,596       $ 9,951,625
  FPLH                                 445,873           396,842
                               -----------------------------------
As restated                        $10,857,469       $10,348,467
                               ===================================

Liabilities:
  The Company                       $10,208,203       $ 9,745,504
  FPLH                                  352,184           302,655
                               -----------------------------------
As restated                         $10,560,387       $10,048,159
                               ===================================

Capital and surplus:
  The Company                       $   203,393       $   206,121
  FPLH                                   93,689            94,187
                               -----------------------------------
As restated                         $   297,082       $   300,308
                               ===================================

NATURE OF BUSINESS

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is actively in the process of becoming licensed in all 50 states. Sales of the Company's products are primarily through brokers.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of New York will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $216, $473 and $469, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


2.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

  from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying value.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                     DECEMBER 31
                                                      1998                               1997
                                         -------------------------------    ------------------------------
                                           CARRYING                           CARRYING
                                             VALUE         FAIR VALUE           VALUE         FAIR VALUE
                                         -------------------------------    ------------------------------
   ADMITTED ASSETS
   Cash and short-term investments         $   61,065       $   61,065        $   68,131       $   68,131
   Bonds                                    4,151,780        4,246,901         3,988,635        4,083,280
   Preferred stock                              2,582            2,529             1,792            1,892
   Common stock                                     2                2               144              144
   Mortgage loans on real estate              413,107          429,716           495,009          504,947
   Interest rate swap                               -                                  -              391
   Policy loans                                 3,181            3,181             3,046            3,046
   Separate account assets                  6,517,152        6,527,180         5,630,093        5,640,386

   LIABILITIES
   Investment contract liabilities          4,134,507        4,057,004         4,091,938        4,011,465
   Separate account annuities               6,408,436        6,387,445         5,594,880        5,577,854

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


3.  INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                   GROSS           GROSS       ESTIMATED
                                                   CARRYING      UNREALIZED      UNREALIZED       FAIR
                                                     VALUE         GAINS           LOSSES         VALUE
                                                 --------------------------------------------------------
 DECEMBER 31, 1998
 Bonds:
  United States Government and agencies            $   99,834      $  1,776       $   285      $  101,325
  State, municipal and other government                38,387         1,427         1,625          38,189
  Public utilities                                    355,719        10,239           825         365,133
  Industrial and miscellaneous                      2,398,132        88,051        25,538       2,460,645
  Mortgage-backed and asset-backed securities
                                                    1,259,708        27,387         5,486       1,281,609
                                                 --------------------------------------------------------
                                                    4,151,780       128,880        33,759       4,246,901
 Preferred stocks                                       2,582             -            53           2,529
                                                 --------------------------------------------------------
                                                   $4,154,362      $128,880       $33,812      $4,249,430
                                                 ========================================================
 DECEMBER 31, 1997
 Bonds:
  United States Government and agencies            $  102,628      $    943       $   255      $  103,316
  State, municipal and other government                60,427         1,413         1,761          60,079
  Public utilities                                    251,071         4,943           892         255,122
  Industrial and miscellaneous                      2,324,342        66,883         6,424       2,384,801
  Mortgage-backed and asset-backed securities
                                                    1,250,167        32,779         2,984       1,279,962
                                                 --------------------------------------------------------
                                                    3,988,635       106,961        12,316       4,083,280
 Preferred stocks                                       1,792           100             -           1,892
                                                 --------------------------------------------------------
                                                   $3,990,427      $107,061       $12,316      $4,085,172
                                                 ========================================================

The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


3.  INVESTMENTS (CONTINUED)

                                                              CARRYING      ESTIMATED
                                                                VALUE       FAIR VALUE
                                                            --------------------------
 Due in one year or less                                    $  262,288      $  263,578
 Due after one year through five years                       1,553,746       1,582,380
 Due after five years through ten years                        825,886         849,510
 Due after ten years                                           250,152         269,824
                                                            --------------------------
                                                             2,892,072       2,965,292
 Mortgage-backed and asset-backed securities                 1,259,708       1,281,609
                                                            --------------------------
                                                            $4,151,780      $4,246,901
                                                            ==========================

A detail of net investment income is presented below:

                                                          YEAR ENDED DECEMBER 31
                                                 1998             1997            1996
                                             -------------------------------------------
 Interest on bonds and notes                   $290,967         $285,730        $267,510
 Mortgage loans                                  46,027           57,659          83,511
 Real estate                                     12,741           13,976           7,225
 Dividends on equity investments                    254              223             220
 Interest on policy loans                           317              168             154
 Derivative instruments                          (3,265)             100               -
 Other investment gain (loss)                     9,568            1,543          (5,482)
                                             -------------------------------------------
 Gross investment income                        356,609          359,399         353,138
 Investment expenses                             10,949           17,859          13,678
                                             -------------------------------------------
 Net investment income                         $345,660         $341,540        $339,460
                                             ===========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          YEAR ENDED DECEMBER 31
                                                  1998             1997             1996
                                             ---------------------------------------------
 Proceeds                                     $1,381,784        $968,184         $777,107
                                             =============================================


 Gross realized gains                         $   19,871        $ 19,165         $  9,697
 Gross realized losses                            (5,974)        (11,997)         (12,291)
                                             ---------------------------------------------
 Net realized gains (losses)                  $   13,897        $  7,168         $ (2,594)
                                             =============================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


3.  INVESTMENTS (CONTINUED)

At December 31, 1998, investments with an aggregate carrying value of $4,378 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                 REALIZED
                                              ------------------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                  1998           1997             1996
                                             -------------------------------------------
 Debt securities                               $ 13,897        $  7,168         $ (2,594)
 Common stock                                        60               -              244
 Preferred stock                                    170              (7)             (44)
 Short-term investments                             (41)             (6)            (115)
 Mortgage loans on real estate                      325             287          (12,415)
 Real estate                                      3,967           4,059                -
 Other invested assets                            2,859           5,035            6,872
                                             -------------------------------------------
                                                 21,237          16,536           (8,052)

 Tax effect                                          20            (747)              87
 Transfer to interest maintenance reserve       (17,487)        (14,958)          (4,142)
                                             -------------------------------------------
 Total realized gains (losses)                 $  3,770        $    831         $(12,107)
                                             ===========================================

                                                       CHANGE IN UNREALIZED
                                             -------------------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                  1998           1997             1996
                                             -------------------------------------------
 Debt securities                                 $ 323         $56,129         $(87,888)
 Equity securities                                 (38)             21             (190)
                                             ------------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $ 285         $56,150         $(88,078)
                                             ==========================================

Gross unrealized gains and gross unrealized losses on equity securities at December 31, 1998, 1997 and 1996 were as follows:

                                                        YEAR ENDED DECEMBER 31
                                                  1998           1997            1996
                                             -------------------------------------------
 Unrealized gains                               $   -          $  38            $  16
 Unrealized losses                                (12)           (12)             (11)
                                             -------------------------------------------
 Net unrealized gains (losses)                  $ (12)         $  26            $   5
                                             ===========================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


3.  INVESTMENTS (CONTINUED)

During 1998, the Company issued mortgage loans with interest rates ranging from 6.55% to 8.49%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1998, 1997 and 1996, there were $2,796, $4,427 and $28,929, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $34,083 and $20,191, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

              GEOGRAPHIC DISTRIBUTION                             Property Type Distribution
--------------------------------------------------       -------------------------------------------
                                   DECEMBER 31                                       DECEMBER 31
                                 1998       1997                                   1998       1997
                               -------------------                               -------------------
South Atlantic                    22%        20%         Office                      37%        30%
Mid-Atlantic                      20         16          Industrial                  29         13
E. North Central                  20         16          Retail                      24         19
Pacific                            9         20          Apartment                    4         23
W. South Central                   9          2          Agricultural                 2          -
New England                        8          7          Other                        4         15
Mountain                           7         15
E. South Central                   3          2
W. North Central                   2          2

At December 31, 1998, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilized an interest rate swap agreement as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


3.  INVESTMENTS (CONTINUED)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1998, the Company held no derivative instruments. At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                    NOTIONAL AMOUNT
                                                               --------------------------
                                                                   1998          1997
                                                               --------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                  $74,588        $50,800

4.  REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                             1998            1997             1996
                                         --------------------------------------------
 Direct premiums                         $1,183,777       $1,309,731       $1,185,163
 Reinsurance assumed                          6,415            6,905            9,962
 Reinsurance ceded                           (2,539)          (5,268)         (29,141)
                                         --------------------------------------------
 Net premiums earned                     $1,187,653       $1,311,368       $1,165,984
                                         ============================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)


4.  REINSURANCE (CONTINUED)

The Company received reinsurance recoveries in the amounts of $2,493, $1,992 and $1,758 during 1998, 1997 and 1996, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $143,819 and $153,092, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received.

In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that exist at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1998 and 1997, the Company owed MONY $52,837 and $56,952, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years.

In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


5.  INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, stock options exercised, dividends received deduction, carryforward (utilization) of operating loss, IMR amortization, and certain adjustments related to the agreement between MONY and the Company. These adjustments caused the Company to calculate federal income tax expense using alternative minimum tax requirements in 1998.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

At December 31, 1998, the Company had net operating loss carryforwards of approximately $8,514 which expire through 2011.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6.  POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                            DECEMBER 31
                                                                1998                              1997
                                                    ----------------------------     ----------------------------
                                                                     PERCENT OF                       PERCENT OF
                                                         AMOUNT        TOTAL               AMOUNT       TOTAL
                                                    ----------------------------     ----------------------------
 Subject to discretionary withdrawal with
  market value adjustment                            $   912,692           9%           $  910,528           9%
 Subject to discretionary withdrawal at book
  value less surrender charge                          1,013,495          10             1,045,807          11
 Subject to discretionary withdrawal at
  market value                                         3,678,649          34             2,950,639          30
 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)         2,666,670          25             2,616,308          27
 Not subject to discretionary withdrawal
  provision                                            2,416,602          22             2,317,823          23
                                                     --------------------------        -------------------------
                                                      10,688,108         100%            9,841,105         100%
                                                                      =========                         ========
 Less reinsurance ceded                                  143,475                           152,726
                                                     ----------                         ----------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,544,633                        $9,688,379
                                                     ===========                        ==========

Separate and variable account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1998, 1997 and 1996 is as follows:

                                           GUARANTEED       NON-GUARANTEED
                                            SEPARATE           SEPARATE
                                             ACCOUNT            ACCOUNT        TOTAL
                                         ----------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                        $   84,150       $  767,676      $  851,826
                                         ==============================================

 Reserves for separate accounts with
  assets as of December 31, 1998 at:
  Fair value                               $2,350,983       $3,461,715      $5,812,698
  Amortized cost                              595,738                -         595,738
                                         ----------------------------------------------
 Total                                     $2,946,721       $3,461,715      $6,408,436
                                         ==============================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                               GUARANTEED       NON-GUARANTEED
                                                SEPARATE           SEPARATE
                                                 ACCOUNT            ACCOUNT        TOTAL
                                             ----------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1997                           $  147,638       $  648,056       $  795,694
                                             ==============================================

 Reserves for separate accounts with
  assets as of December 31, 1997 at:
  Fair value                                  $2,204,931       $2,767,245       $4,972,176
  Amortized cost                                 622,703                -          622,703
                                             ----------------------------------------------
 Total                                        $2,827,634       $2,767,245       $5,594,879
                                             ==============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1996                           $        -       $  747,506       $  747,506
                                             ==============================================

 Reserves for separate accounts with
  assets as of December 31, 1996 at:
  Fair value                                  $2,022,843       $2,178,445       $4,201,288
  Amortized cost                                 613,565                -          613,565
                                             ----------------------------------------------
 Total                                        $2,636,408       $2,178,445       $4,814,853
                                             ==============================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                               GUARANTEED       NON-GUARANTEED
                                                SEPARATE           SEPARATE
                                                 ACCOUNT            ACCOUNT        TOTAL
                                             ----------------------------------------------
 DECEMBER 31, 1998
 Subject to discretionary withdrawal
  with market value adjustment                $  345,379       $        -       $  345,379
 Subject to discretionary withdrawal at
  book value less surrender charge               250,359                -          250,359
 Subject to discretionary withdrawal at
  market value                                   216,935        3,461,715        3,678,650
 Not subject to discretionary withdrawal       2,134,048                -        2,134,048
                                             ----------------------------------------------
                                              $2,946,721       $3,461,715       $6,408,436
                                             ==============================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                GUARANTEED      NON-GUARANTEED
                                                 SEPARATE          SEPARATE
                                                 ACCOUNT            ACCOUNT        TOTAL
                                             -----------------------------------------------
DECEMBER 31, 1997
 Subject to discretionary withdrawal
  with market value adjustment                 $  358,061         $       -       $  358,061
 Subject to discretionary withdrawal at
  book value less surrender charge                264,642                  -         264,642
 Subject to discretionary withdrawal at
  market value                                    180,802          2,767,245       2,948,047
 Not subject to discretionary withdrawal        2,024,129                  -       2,024,129
                                             ------------------------------------------------
                                               $2,827,634         $2,767,245      $5,594,879
                                             ================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                    1998         1997          1996
                                                               --------------------------------------
Transfers as reported in the summary of operations of
 the separate accounts annual statement:
  Transfers to separate accounts                                 $851,826      $795,663      $747,677
  Transfers from separate accounts                                723,321       767,049       505,592
                                                               --------------------------------------
 Net transfers to separate accounts                               128,505        28,614       242,085

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                              1,317        13,756        13,520
  Fees paid to external fund manager                                    -           120            67
  Assumption of liabilities via merger of FPLH                      1,088             -             -
                                                               --------------------------------------
 Net adjustments                                                    2,405        13,876        13,587
                                                               --------------------------------------
 Transfers as reported in the summary of operations of
  the life, accident and health annual statement                 $130,910      $ 42,490      $255,672
                                                               ======================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                      GROSS       LOADING       NET
                                                    --------------------------------
DECEMBER 31, 1998
 Ordinary direct first year business                  $  351       $  339     $   12
 Ordinary direct renewal business                      6,760        1,087      5,673
 Group life direct business                              851          482        369
 Credit life                                              37            -         37
 Reinsurance ceded                                        (6)           -         (6)
                                                    --------------------------------
                                                       7,993        1,908      6,085
 Accident and health:
  Direct                                                 363            -        363
  Reinsurance ceded                                      (40)           -        (40)
                                                    --------------------------------
 Total accident and health                               323            -        323
                                                    --------------------------------
                                                      $8,316       $1,908     $6,408
                                                    ================================
 DECEMBER 31, 1997
 Ordinary direct first year business                  $  460       $  336     $  124
 Ordinary direct renewal business                      6,138        1,081      5,057
 Group life direct business                            1,267          433        834
 Credit life                                              41            -         41
 Reinsurance ceded                                       (14)           -        (14)
                                                    --------------------------------
                                                       7,892        1,850      6,042
 Accident and health:
  Direct                                                 325            -        325
  Reinsurance ceded                                      (51)           -        (51)
                                                    --------------------------------
 Total accident and health                               274            -        274
                                                    --------------------------------
                                                      $8,166       $1,850     $6,316
                                                    ================================

At December 31, 1998 and 1997, the Company had insurance in force aggregating $474,471 and $597,855, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,348 and $1,476 to cover these deficiencies at December 31, 1998 and 1997, respectively.

7.  DIVIDEND RESTRICTIONS

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company.

The Company paid dividends to its parent of $8,000 in 1998. The Company is not entitled to pay out any dividends in 1999 without prior approval.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


8.  RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company was allocated $4, $0 and $13 of pension expense for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $9, $12 and $21 of expense for the years ended December 31, 1998, 1997 and 1996, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $4, $2 and $2 for the years ended December 31, 1998, 1997 and 1996, respectively.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


9.  RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $5,650, $7,330 and $5,739, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 4.95% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $232, $142 and $29, respectively, to affiliates.


10. COMMITMENTS AND CONTINGENCIES

The Company has issued Trust GIC contracts to plan sponsors totaling $153,146 at December 31, 1998, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets and liabilities relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $126, $586 and $246 for the years ended December 31, 1998, 1997 and 1996, respectively.


11. YEAR 2000 (UNAUDITED)

The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal Information Technology ("IT") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


11. YEAR 2000 (UNAUDITED) (CONTINUED)

The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


11. YEAR 2000 (UNAUDITED) (CONTINUED)

be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                              Financial Statements

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                          Year ended December 31, 1998
                       with Report of Independent Auditors

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                              Financial Statements


                          Year ended December 31, 1998




                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheet..................................................................2
Statement of Operations........................................................6
Statements of Changes in Contract Owners' Equity..............................10
Notes to Financial Statements.................................................14

                         Report of Independent Auditors




The Board of Directors and Contract Owners of The Endeavor Variable Annuity,
AUSA Life Insurance Company, Inc.


We have audited the accompanying balance sheet of the subaccounts of AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of the AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners, at December 31, 1998, and the results of its operations for the year then ended and changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                                  Balance Sheet

                                December 31, 1998



                                                                    Total
                                                                ---------------
Assets
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                             $  1,326,568
     Endeavor Asset Allocation Portfolio                            5,652,912
     T. Rowe Price International Stock Portfolio                    7,661,121
     Endeavor Value Equity Portfolio                                8,353,188
     Dreyfus Small Cap Value Portfolio                              5,420,157
     Dreyfus U. S. Government Securities Portfolio                  2,273,520
     T. Rowe Price Equity Income Portfolio                          7,949,358
     T. Rowe Price Growth Stock Portfolio                           7,381,845
     Endeavor Opportunity Value Portfolio                           1,149,335
     Endeavor Enhanced Index Portfolio                              1,908,702
   WRL Series Fund, Inc.:
     Growth Portfolio                                              20,890,222
                                                                ---------------
Total investments in mutual funds                                  69,966,928
                                                                ---------------
Total assets                                                      $69,966,928
                                                                ===============

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                $       1,118
                                                                ---------------
Total liabilities                                                       1,118

Contract owners' equity:
   Deferred annuity contracts terminable by owners                 69,965,810
                                                                ---------------
Total liabilities and contract owners' equity                     $69,966,928
                                                                ===============



See accompanying notes.

                                                         Endeavor Money       Endeavor Asset     T. Rowe Price
                                                             Market             Allocation       International
                                                           Subaccount           Subaccount     Stock Subaccount
                                                         -------------------------------------------------------
Assets
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                          $1,326,568       $        -         $        -
     Endeavor Asset Allocation Portfolio                               -        5,652,912                  -
     T. Rowe Price International Stock Portfolio                       -                -          7,661,121
     Endeavor Value Equity Portfolio                                   -                -                  -
     Dreyfus Small Cap Value Portfolio                                 -                -                  -
     Dreyfus U. S. Government Securities Portfolio                     -                -                  -
     T. Rowe Price Equity Income Portfolio                             -                -                  -
     T. Rowe Price Growth Stock Portfolio                              -                -                  -
     Endeavor Opportunity Value Portfolio                              -                -                  -
     Endeavor Enhanced Index Portfolio                                 -                -                  -
   WRL Series Fund, Inc.:
     Growth Portfolio                                                  -                -                  -
                                                         -------------------------------------------------------
Total investments in mutual funds                              1,326,568        5,652,912          7,661,121
                                                         -------------------------------------------------------
Total assets                                                  $1,326,568       $5,652,912         $7,661,121
                                                         =======================================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                         $             8       $       62         $       76
                                                         -------------------------------------------------------
Total liabilities                                                      8               62                 76

Contract owners' equity:
   Deferred annuity contracts terminable by owners             1,326,560        5,652,850          7,661,045
                                                         =======================================================
Total liabilities and contract owners' equity                 $1,326,568       $5,652,912         $7,661,121
                                                         =======================================================


                                                              Endeavor      Dreyfus Small
                                                            Value Equity      Cap Value
                                                             Subaccount      Subaccount
                                                         ----------------------------------
Assets
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                         $        -       $        -
     Endeavor Asset Allocation Portfolio                              -                -
     T. Rowe Price International Stock Portfolio                      -                -
     Endeavor Value Equity Portfolio                          8,353,188                -
     Dreyfus Small Cap Value Portfolio                                -        5,420,157
     Dreyfus U. S. Government Securities Portfolio                    -                -
     T. Rowe Price Equity Income Portfolio                            -                -
     T. Rowe Price Growth Stock Portfolio                             -                -
     Endeavor Opportunity Value Portfolio                             -                -
     Endeavor Enhanced Index Portfolio                                -                -
   WRL Series Fund, Inc.:
     Growth Portfolio                                                 -                -
                                                         ----------------------------------
Total investments in mutual funds                             8,353,188        5,420,157
                                                         ----------------------------------
Total assets                                                 $8,353,188       $5,420,157
                                                         ==================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                             $      237       $      302
                                                         ----------------------------------
Total liabilities                                                   237              302

Contract owners' equity:
   Deferred annuity contracts terminable by owners            8,352,951        5,419,855
                                                         ==================================
Total liabilities and contract owners' equity                $8,353,188       $5,420,157
                                                         ==================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                            Balance Sheet (continued)




                                                                  Dreyfus U. S.
                                                                   Government
                                                                   Securities
                                                                   Subaccount
                                                                 --------------
Assets
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                             $           -
     Endeavor Asset Allocation Portfolio                                     -
     T. Rowe Price International Stock Portfolio                             -
     Endeavor Value Equity Portfolio                                         -
     Dreyfus Small Cap Value Portfolio                                       -
     Dreyfus U. S. Government Securities Portfolio                   2,273,520
     T. Rowe Price Equity Income Portfolio                                   -
     T. Rowe Price Growth Stock Portfolio                                    -
     Endeavor Opportunity Value Portfolio                                    -
     Endeavor Enhanced Index Portfolio                                       -
   WRL Series Fund, Inc.:
     Growth Portfolio                                                        -
                                                                 --------------
Total investments in mutual funds                                    2,273,520
                                                                 ==============
Total assets                                                        $2,273,520
                                                                 ==============

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                 $          10
                                                                 --------------
Total liabilities                                                           10

Contract owners' equity:
   Deferred annuity contracts terminable by owners                   2,273,510
                                                                 ==============
Total liabilities and contract owners' equity                       $2,273,520
                                                                 ==============



See accompanying notes.

                                                              T. Rowe Price    T. Rowe Price          Endeavor
                                                              Equity Income     Growth Stock     Opportunity Value
                                                                Subaccount       Subaccount          Subaccount
                                                          ----------------------------------------------------------
Assets
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                      $             -        $        -          $        -
     Endeavor Asset Allocation Portfolio                                -                 -                   -
     T. Rowe Price International Stock Portfolio                        -                 -                   -
     Endeavor Value Equity Portfolio                                    -                 -                   -
     Dreyfus Small Cap Value Portfolio                                  -                 -                   -
     Dreyfus U. S. Government Securities Portfolio                      -                 -                   -
     T. Rowe Price Equity Income Portfolio                      7,949,358                 -                   -
     T. Rowe Price Growth Stock Portfolio                               -         7,381,845                   -
     Endeavor Opportunity Value Portfolio                               -                 -           1,149,335
     Endeavor Enhanced Index Portfolio                                  -                 -                   -
   WRL Series Fund, Inc.:
     Growth Portfolio                                                   -                 -                   -
                                                          ----------------------------------------------------------
Total investments in mutual funds                               7,949,358         7,381,845           1,149,335
                                                          ==========================================================
Total assets                                                   $7,949,358        $7,381,845          $1,149,335
                                                          ==========================================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                          $            74        $      126          $       19
                                                          ----------------------------------------------------------
Total liabilities                                                      74               126                  19

Contract owners' equity:
   Deferred annuity contracts terminable by owners              7,949,284         7,381,719           1,149,316
                                                          ==========================================================
Total liabilities and contract owners' equity                  $7,949,358        $7,381,845          $1,149,335
                                                          ==========================================================


                                                                Endeavor
                                                             Enhanced Index       Growth
                                                               Subaccount       Subaccount
                                                          -----------------------------------
Assets
Investments in mutual funds, at current market value:
   Endeavor Series Trust:                                      $        -      $
     Endeavor Money Market Portfolio                                    -                -
     Endeavor Asset Allocation Portfolio                                -                -
     T. Rowe Price International Stock Portfolio                        -                -
     Endeavor Value Equity Portfolio                                    -                -
     Dreyfus Small Cap Value Portfolio                                  -                -
     Dreyfus U. S. Government Securities Portfolio                      -                -
     T. Rowe Price Equity Income Portfolio                              -                -
     T. Rowe Price Growth Stock Portfolio                               -                -
     Endeavor Opportunity Value Portfolio                               -                -
     Endeavor Enhanced Index Portfolio                          1,908,702                -
   WRL Series Fund, Inc.:
     Growth Portfolio                                                   -       20,890,222
                                                          -----------------------------------
Total investments in mutual funds                               1,908,702       20,890,222
                                                          ===================================
Total assets                                                   $1,908,702      $20,890,222
                                                          ===================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                               $       17      $       187
                                                          -----------------------------------
Total liabilities                                                      17              187

Contract owners' equity:
   Deferred annuity contracts terminable by owners              1,908,685       20,890,035
                                                          ===================================
Total liabilities and contract owners' equity                  $1,908,702      $20,890,222
                                                          ===================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                             Statement of Operations

                          Year ended December 31, 1998



                                                                        Total
                                                                    -----------
Net investment income (loss)
   Income:
     Dividends                                                      $ 2,278,713
   Expenses:
     Administrative fee                                                  29,892
     Mortality and expense risk charge                                  787,827
                                                                    -----------
Net investment income (loss)                                          1,460,994

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                              8,259,766
     Cost of investments sold                                         6,075,818
                                                                    -----------
   Net realized capital gain from sales of investments                2,183,948

Net change in unrealized appreciation (depreciation) of investments:
   Beginning of the period                                            4,604,053
   End of the period                                                 12,505,236
                                                                    -----------
Net change in unrealized appreciation (depreciation) of investments   7,901,183
                                                                    -----------
Net realized and unrealized capital gain (loss) from investments     10,085,131
                                                                    -----------
Increase (decrease) from operations                                 $11,546,125
                                                                    ===========

See accompanying notes.

                                                                          Endeavor Money    Endeavor Asset     T. Rowe Price
                                                                              Market          Allocation       International
                                                                            Subaccount        Subaccount      Stock Subaccount
                                                                         -------------------------------------------------------
Net investment income (loss)
   Income:
     Dividends                                                              $  44,168          $481,730          $  97,670
   Expenses:
     Administrative fee                                                           372             2,644              3,505
     Mortality and expense risk charge                                         12,567            67,293             95,343
                                                                         -------------------------------------------------------
Net investment income (loss)                                                   31,229           411,793             (1,178)

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                      473,509           588,460            909,942
     Cost of investments sold                                                 473,509           369,236            722,979
                                                                         -------------------------------------------------------
   Net realized capital gain from sales of investments                              -           219,224            186,963

Net change in unrealized appreciation (depreciation) of investments:
   Beginning of the period                                                          -           710,551            159,780
   End of the period                                                                -           822,028            812,805
                                                                         -------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                 -           111,477            653,025
                                                                         -------------------------------------------------------
Net realized and unrealized capital gain (loss) from investments                    -           330,701            839,988
                                                                         -------------------------------------------------------
Increase (decrease) from operations                                         $  31,229          $742,494           $838,810
                                                                         =======================================================

                                                                             Endeavor      Dreyfus Small
                                                                           Value Equity      Cap Value
                                                                             Subaccount      Subaccount
                                                                         --------------------------------
Net investment income (loss)
   Income:
     Dividends                                                             $   211,884        $ 646,835
   Expenses:
     Administrative fee                                                          3,917            2,915
     Mortality and expense risk charge                                         105,117           67,416
                                                                         --------------------------------
Net investment income (loss)                                                   102,850          576,504

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                       997,731          550,950
     Cost of investments sold                                                  670,049          502,881
                                                                         --------------------------------
   Net realized capital gain from sales of investments                         327,682           48,069

Net change in unrealized appreciation (depreciation) of investments:
   Beginning of the period                                                   1,057,390          504,537
   End of the period                                                           958,553         (325,370)
                                                                         --------------------------------
Net change in unrealized appreciation (depreciation) of investments            (98,837)        (829,907)
                                                                         --------------------------------
Net realized and unrealized capital gain (loss) from investments               228,845         (781,838)
                                                                         --------------------------------
Increase (decrease) from operations                                        $   331,695        $(205,334)
                                                                         ================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                       Statement of Operations (continued)




                                                                   Dreyfus U. S.
                                                                    Government
                                                                    Securities
                                                                    Subaccount
                                                                    ----------
Net investment income (loss)
   Income:
     Dividends                                                      $ 56,102
   Expenses:
     Administrative fee                                                  890
     Mortality and expense risk charge                                24,291
                                                                    ----------
Net investment income (loss)                                          30,921

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                             125,201
     Cost of investments sold                                        118,550
                                                                    ----------
   Net realized capital gain from sales of investments                 6,651

Net change in unrealized appreciation (depreciation) of investments:
   Beginning of the period                                            65,432
   End of the period                                                 126,060
                                                                    ----------
Net change in unrealized appreciation (depreciation) of investments   60,628
                                                                    ----------
Net realized and unrealized capital gain (loss) from investments      67,279
                                                                    ----------
Increase (decrease) from operations                                 $ 98,200
                                                                    ==========

See accompanying notes.

                                                                            T. Rowe Price    T. Rowe Price         Endeavor
                                                                           Equity  Income     Growth Stock     Opportunity Value
                                                                             Subaccount        Subaccount         Subaccount
                                                                         ---------------------------------------------------------
Net investment income (loss)
   Income:
     Dividends                                                             $   324,655        $  235,873          $  10,421
   Expenses:
     Administrative fee                                                          3,390             2,650                422
     Mortality and expense risk charge                                          95,214            76,708             14,779
                                                                         ---------------------------------------------------------
Net investment income (loss)                                                   226,051           156,515             (4,780)

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                       830,323           807,578            583,296
     Cost of investments sold                                                  561,233           507,697            460,984
                                                                         ---------------------------------------------------------
   Net realized capital gain from sales of investments                         269,090           299,881            122,312

Net change in unrealized appreciation (depreciation) of investments:
   Beginning of the period                                                   1,045,433           762,948             80,372
   End of the period                                                         1,032,364         1,627,770             40,842
                                                                         ---------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments            (13,069)          864,822            (39,530)
                                                                         ---------------------------------------------------------
Net realized and unrealized capital gain (loss) from investments               256,021         1,164,703             82,782
                                                                         ---------------------------------------------------------
Increase (decrease) from operations                                        $   482,072        $1,321,218          $  78,002
                                                                         =========================================================
                                                                              Endeavor
                                                                           Enhanced Index       Growth
                                                                             Subaccount       Subaccount
                                                                         ---------------------------------
Net investment income (loss)
   Income:
     Dividends                                                                $  4,701       $  164,674
   Expenses:
     Administrative fee                                                            385            8,802
     Mortality and expense risk charge                                          18,116          210,983
                                                                         --------------------------------
Net investment income (loss)                                                   (13,800)         (55,111)

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                       462,884        1,929,892
     Cost of investments sold                                                  380,349        1,308,351
                                                                         --------------------------------
   Net realized capital gain from sales of investments                          82,535          621,541

Net change in unrealized appreciation (depreciation) of investments:
   Beginning of the period                                                      17,739          199,871
   End of the period                                                           266,268        7,143,916
                                                                         --------------------------------
Net change in unrealized appreciation (depreciation) of investments            248,529        6,944,045
                                                                         --------------------------------
Net realized and unrealized capital gain (loss) from investments               331,064        7,565,586
                                                                         --------------------------------
Increase (decrease) from operations                                           $317,264       $7,510,475
                                                                         ================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 1998 and 1997, except as noted



                                                                       Endeavor Money Market               Endeavor Asset
                                                 Total                       Subaccount                 Allocation Subaccount
                                     -----------------------------  -----------------------------  ------------------------------
                                         1998            1997           1998            1997            1998           1997
                                     -----------------------------  -----------------------------  ------------------------------
Operations:
  Net investment income (loss)        $ 1,460,994    $ 1,324,362     $   31,229        $ 31,716      $  411,793      $   (6,560)
  Net realized capital gain             2,183,948        537,309              -               -         219,224         103,940
  Net change in unrealized
     appreciation (depreciation)
     of investments                     7,901,183      2,841,460              -               -         111,477         411,330
                                     -----------------------------  -----------------------------  ------------------------------
Increase (decrease) from operations    11,546,125      4,703,131         31,229          31,716         742,494         508,710

Contract transactions:
  Net contract purchase payments        3,911,835      9,220,861         99,464         333,392         133,924         476,507
  Transfer payments from (to)
     other subaccounts or general
     account                           13,499,242     11,407,256        463,681        (400,679)      1,084,068       1,090,186
  Contract terminations,
     withdrawals and other
     deductions                        (3,590,513)      (558,344)             -               -        (373,106)        (69,404)
                                     -----------------------------  -----------------------------  ------------------------------
Increase (decrease) from contract
  transactions                         13,820,564     20,069,773        563,145         (67,287)        844,886       1,497,289
                                     -----------------------------  -----------------------------  ------------------------------
Net increase (decrease) in
  contract owners' equity              25,366,689     24,772,904        594,374         (35,571)      1,587,380       2,005,999
Contract owners' equity:
  Beginning of the period              44,599,121     19,826,217        732,186         767,757       4,065,470       2,059,471
                                     -----------------------------  -----------------------------  ------------------------------
  End of the period                   $69,965,810    $44,599,121     $1,326,560        $732,186      $5,652,850      $4,065,470
                                     =============================  =============================  ==============================

(1) Commencement of operations, May 1, 1997.

See accompanying notes.


                                       T. Rowe Price International            Endeavor Value                Dreyfus Small Cap
                                            Stock Subaccount                Equity Subaccount               Value Subaccount
                                     --------------------------------  ------------------------------  -----------------------------
                                          1998             1997            1998            1997            1998           1997
                                     --------------------------------  ------------------------------  -----------------------------
Operations:
  Net investment income (loss)         $   (1,178)      $  (36,623)     $  102,850      $   80,572      $  576,504      $  242,637
  Net realized capital gain               186,963           67,267         327,682          95,546          48,069          42,516
  Net change in unrealized
     appreciation (depreciation)
     of investments                       653,025          (76,798)        (98,837)        708,617        (829,907)        225,752
                                     --------------------------------  ------------------------------  -----------------------------
Increase (decrease) from operations       838,810          (46,154)        331,695         884,735        (205,334)        510,905

Contract transactions:
  Net contract purchase payments          236,000        1,358,284         352,811       1,004,197         289,404         847,169
  Transfer payments from (to)
     other subaccounts or general
     account                            1,092,159        1,831,294       1,879,751       1,750,664       1,356,749       1,086,084
  Contract terminations,
     withdrawals and other
     deductions                          (342,661)         (80,849)       (431,951)        (72,413)       (268,863)        (50,547)
                                     --------------------------------  ------------------------------  -----------------------------
Increase (decrease) from contract
  transactions                            985,498        3,108,729       1,800,611       2,682,448       1,377,290       1,882,706
                                     --------------------------------  ------------------------------  -----------------------------
Net increase (decrease) in
  contract owners' equity               1,824,308        3,062,575       2,132,306       3,567,183       1,171,956       2,393,611
Contract owners' equity:
  Beginning of the period               5,836,737        2,774,162       6,220,645       2,653,462       4,247,899       1,854,288
                                     --------------------------------  ------------------------------  -----------------------------
  End of the period                    $7,661,045       $5,836,737      $8,352,951      $6,220,645      $5,419,855      $4,247,899
                                     ================================  ==============================  =============================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                      Dreyfus U. S. Government           T. Rowe Price Equity             T. Rowe Price Growth
                                        Securities Subaccount             Income Subaccount                 Stock Subaccount
                                     -----------------------------   ------------------------------    -----------------------------

                                         1998           1997              1998           1997               1998           1997
                                     ------------- ---------------   -------------- ---------------    -------------- --------------

Operations:
  Net investment income (loss)        $   30,921     $   14,013       $  226,051      $   36,130        $  156,515      $  (19,668)
  Net realized capital gain                6,651          2,089          269,090          36,934           299,881          49,473
  Net change in unrealized
     appreciation (depreciation)
     of investments                       60,628         57,997          (13,069)        818,182           864,822         588,861
                                     ------------- ---------------   -------------- ---------------    -------------- --------------

Increase (decrease) from operations       98,200         74,099          482,072         891,246         1,321,218         618,666

Contract transactions:
  Net contract purchase payments          58,235        189,291          653,419       1,328,455           511,952         799,864
  Transfer payments from (to)
     other subaccounts or general
     account                             852,781        415,951        1,474,782       1,479,634         1,984,283         980,121
  Contract terminations,
     withdrawals and other
     deductions                          (64,873)       (15,899)        (402,387)        (69,431)         (369,688)        (19,352)
                                     ------------- ---------------   -------------- ---------------    -------------- --------------

Increase (decrease) from contract
  transactions                           846,143        589,343        1,725,814       2,738,658         2,126,547       1,760,633
                                     ------------- ---------------   -------------- ---------------    -------------- --------------

Net increase (decrease) in
  contract owners' equity                944,343        663,442        2,207,886       3,629,904         3,447,765       2,379,299

Contract owners' equity:
  Beginning of the period              1,329,167        665,725        5,741,398       2,111,494         3,933,954       1,554,655
                                     ------------- ---------------   -------------- ---------------    -------------- --------------

  End of the period                   $2,273,510     $1,329,167       $7,949,284      $5,741,398        $7,381,719      $3,933,954
                                     ============= ===============   ============== ===============    ============== ==============


(1) Commencement of operations, May 1, 1997.



See accompanying notes.

                                             Endeavor Opportunity                    Endeavor Enhanced
                                               Value Subaccount                      Index Subaccount
                                     ------------------------------------    ---------------------------------
                                            1998               1997                1998           1997 (1)
                                     ------------------------------------    ---------------------------------
Operations:
  Net investment income (loss)         $   (4,780)       $   (8,601)            $  (13,800)       $ (2,004)
  Net realized capital gain               122,312             1,784                 82,535           2,767
  Net change in unrealized
     appreciation (depreciation)
     of investments                       (39,530)           80,478                248,529          17,739
                                     ------------------------------------    ---------------------------------
Increase (decrease) from operations        78,002            73,661                317,264          18,502

Contract transactions:
  Net contract purchase payments          225,557           636,399                491,065         299,901
  Transfer payments from (to)
     other subaccounts or general
     account                             (124,265)          127,025                915,841         197,261
  Contract terminations,
     withdrawals and other
     deductions                           (36,368)          (10,388)              (329,609)         (1,540)
                                     ------------------------------------    ---------------------------------
Increase (decrease) from contract
  transactions                             64,924           753,036              1,077,297         495,622
                                     ------------------------------------    ---------------------------------
Net increase (decrease) in
  contract owners' equity                 142,926           826,697              1,394,561         514,124

Contract owners' equity:
  Beginning of the period               1,006,390           179,693                514,124               -
                                     ------------------------------------    ---------------------------------
  End of the period                    $1,149,316        $1,006,390             $1,908,685        $514,124
                                     ====================================    =================================


                                             Growth Subaccount
                                     --------------------------------
                                          1998             1997
                                     --------------------------------
Operations:
  Net investment income (loss)        $   (55,111)    $   992,750
  Net realized capital gain               621,541         134,993
  Net change in unrealized
     appreciation (depreciation)
     of investments                     6,944,045           9,302
                                     --------------------------------
Increase (decrease) from operations     7,510,475       1,137,045

Contract transactions:
  Net contract purchase payments          860,004       1,947,402
  Transfer payments from (to)
     other subaccounts or general
     account                            2,519,412       2,849,715
  Contract terminations,
     withdrawals and other
     deductions                          (971,007)       (168,521)
                                     --------------------------------
Increase (decrease) from contract
  transactions                          2,408,409       4,628,596
                                     --------------------------------
Net increase (decrease) in
  contract owners' equity               9,918,884       5,765,641

Contract owners' equity:
  Beginning of the period              10,971,151       5,205,510
                                     --------------------------------
  End of the period                   $20,890,035     $10,971,151
                                     ================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                          Notes to Financial Statements

                                December 31, 1998



1. Organization and Summary of Significant Accounting Policies

Organization

The AUSA Endeavor Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of eleven investment subaccounts, ten of which are invested in specified portfolios of the Endeavor Series Trust and one of which is invested in the WRL Series Fund, Inc. Activity in these eleven investment subaccounts is available to contract owners of The Endeavor Variable Annuity.

The Endeavor Enhanced Index Subaccount commenced operations on May 1, 1997. Effective May 1, 1998, the names of the TCW Money Market, TCW Managed Asset Allocation, Value Equity, Opportunity Value, and Enhanced Index portfolios and subaccounts were changed to Endeavor Money Market, Endeavor Asset Allocation, Endeavor Value Equity, Endeavor Opportunity Value, and Endeavor Enhanced Index portfolios and subaccounts, respectively. The investment advisor of the Endeavor Series Trust is Endeavor Management Co. The investment advisor for the WRL Series Fund, Inc. is WRL Investment Management, Inc., an affiliate of AUSA.

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Variable Annuity are invested in the portfolios of the Endeavor Series Trust and the Growth Portfolio of the WRL Series Fund, Inc. (collectively, the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1998.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds' investments are reinvested to purchase additional mutual fund shares.

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investment at December 31, 1998 follows:

                                                                    Net Asset
                                                   Number of        Value Per         Market
                                                  Shares Held         Share            Value            Cost
                                                ----------------- --------------- --------------- ----------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio              1,326,567.640      $ 1.00        $  1,326,568    $  1,326,568
     Endeavor Asset Allocation Portfolio            236,622.517       23.89           5,652,912       4,830,884
     T. Rowe Price International Stock
       Portfolio                                    473,200.825       16.19           7,661,121       6,848,316
     Endeavor Value Equity Portfolio                385,294.689       21.68           8,353,188       7,394,635
     Dreyfus Small Cap Value Portfolio              383,320.898       14.14           5,420,157       5,745,527
     Dreyfus U. S. Government Securities
       Portfolio                                    184,538.932       12.32           2,273,520       2,147,460
     T. Rowe Price Equity Income Portfolio
                                                    396,674.562       20.04           7,949,358       6,916,994
     T. Rowe Price Growth Stock Portfolio           288,353.338       25.60           7,381,845       5,754,075
     Endeavor Opportunity Value Portfolio            94,053.598       12.22           1,149,335       1,108,493
     Endeavor Enhanced Index Portfolio              118,700.356       16.08           1,908,702       1,642,434
   WRL Series Fund, Inc.:
     Growth Portfolio                               348,523.429     59.939219        20,890,222      13,746,306
                                                                                  --------------- ----------------
                                                                                    $69,966,928     $57,461,692
                                                                                  =============== ================

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                      Period ended December 31
                                                                1998                            1997
                                                    -----------------------------   ---------------------------
                                                      Purchases        Sales         Purchases        Sales
                                                    -------------- --------------   ------------- -------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                $  1,067,902   $   473,509      $    478,323  $   514,011
     Endeavor Asset Allocation Portfolio               1,845,113       588,460         1,779,492      288,862
     T. Rowe Price International Stock Portfolio       1,894,226       909,942         3,456,564      384,492
     Endeavor Value Equity Portfolio                   2,901,255       997,731         3,042,604      279,661
     Dreyfus Small Cap Value Portfolio                 2,504,908       550,950         2,254,509      128,984
     Dreyfus U. S. Government Securities Portfolio     1,002,274       125,201           674,591       71,243
     T. Rowe Price Equity Income Portfolio             2,782,124       830,323         2,894,969      120,095
     T. Rowe Price Growth Stock Portfolio              3,090,633       807,578         1,892,220      151,150
     Endeavor Opportunity Value Portfolio                643,438       583,296           759,976       15,519
     Endeavor Enhanced Index Portfolio                 1,526,385       462,884           538,368       44,737
   WRL Series Fund, Inc.:
     Growth Portfolio                                  4,282,983     1,929,892         6,020,425      399,047
                                                    -------------- --------------   ------------- -------------
                                                     $23,541,241    $8,259,766       $23,792,041   $2,397,801
                                                    ============== ==============   ============= =============

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                         Return of Premium Death Benefit
                                            ------------------------------------------------------------
                                                                                               Total
                                               Accumulation        Accumulation              Contract
                Subaccount                      Units Owned          Unit Value                Value
--------------------------------------------------------------------------------------------------------
Endeavor Money Market                          1,017,991.339        $  1.239556            $  1,261,857
Endeavor Asset Allocation                      2,197,971.735           2.535888               5,573,810
T. Rowe Price International Stock              4,958,037.992           1.533035               7,600,846
Endeavor Value Equity                          3,668,656.747           2.212928               8,118,473
Dreyfus Small Cap Value                        2,915,575.262           1.785929               5,207,010
Dreyfus U. S. Government Securities            1,728,824.679           1.286733               2,224,536
T. Rowe Price Equity Income                    3,702,824.740           2.065623               7,648,640
T. Rowe Price Growth Stock                     2,640,487.984           2.593121               6,847,105
Endeavor Opportunity Value                       886,891.881           1.200101               1,064,360
Endeavor Enhanced Index                        1,007,218.727           1.577775               1,589,165
Growth                                           636,917.148          31.898334              20,316,596
                                                                                      ------------------
                                                                                            $67,452,398
                                                                                      ==================
                                                           Annual Step-Up Death Benefit
                                            ------------------------------------------------------------
                                                                                               Total
                                               Accumulation        Accumulation              Contract
                Subaccount                      Units Owned          Unit Value                Value
--------------------------------------------------------------------------------------------------------
Endeavor Money Market                             52,322.018          $1.236621            $     64,703
Endeavor Asset Allocation                         31,242.813           2.529863                  79,040
T. Rowe Price International Stock                 39,361.912           1.529380                  60,199
Endeavor Value Equity                            106,211.103           2.207657                 234,478
Dreyfus Small Cap Value                          119,463.216           1.781675                 212,845
Dreyfus U. S. Government Securities               38,151.310           1.283673                  48,974
T. Rowe Price Equity Income                      145,891.829           2.060734                 300,644
T. Rowe Price Growth Stock                       206,657.078           2.586964                 534,614
Endeavor Opportunity Value                        70,958.668           1.197263                  84,956
Endeavor Enhanced Index                          202,995.681           1.574026                 319,520
Growth                                            18,019.791          31.822714                 573,439
                                                                                      ------------------
                                                                                             $2,513,412
                                                                                      ==================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

At December 31, 1998 contract owners' equity was comprised of:

                                                                    Endeavor       Endeavor       T. Rowe Price
                                                                     Money          Asset         International
                                                                     Market       Allocation           Stock
                                                    Total          Subaccount     Subaccount        Subaccount
                                                -----------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital gains     $57,460,574      $1,326,560     $4,830,822       $6,848,240
Adjustment for appreciation (depreciation) to
 market value                                      12,505,236               -        822,028          812,805
                                                -----------------------------------------------------------------
Total contract owners' equity                     $69,965,810      $1,326,560     $5,652,850       $7,661,045
                                                =================================================================
                                                   Endeavor        Dreyfus      Dreyfus U. S.
                                                    Value         Small Cap      Government       T. Rowe Price
                                                    Equity          Value        Securities       Equity Income
                                                  Subaccount     Subaccount      Subaccount        Subaccount
                                                -----------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital gains      $7,394,398    $5,745,225      $2,147,450         $6,916,920
Adjustment for appreciation (depreciation) to
 market value                                         958,553      (325,370)        126,060          1,032,364
                                                -----------------------------------------------------------------
Total contract owners' equity                      $8,352,951    $5,419,855      $2,273,510         $7,949,284
                                                =================================================================
                                                                    Endeavor         Endeavor
                                                 T. Rowe Price     Opportunity       Enhanced
                                                 Growth Stock         Value           Index           Growth
                                                  Subaccount       Subaccount       Subaccount      Subaccount
                                                -----------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital gains      $5,753,949      $1,108,474       $1,642,417      $13,746,119
Adjustment for appreciation (depreciation) to
 market value                                       1,627,770          40,842          266,268        7,143,916
                                                -----------------------------------------------------------------
Total contract owners' equity                      $7,381,719      $1,149,316       $1,908,685      $20,890,035
                                                =================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                   Endeavor       Endeavor      T. Rowe Price
                                                     Money          Asset       International         Endeavor
                                                    Market       Allocation          Stock          Value Equity
                                                  Subaccount     Subaccount        Subaccount        Subaccount
                                                -----------------------------------------------------------------
Units outstanding at January 1, 1997                665,174       1,123,469        2,084,833         1,565,599
Units purchased                                     287,198         241,650          976,337           539,580
Units redeemed and transferred                     (340,390)        506,689        1,273,384           876,728
                                                -----------------------------------------------------------------
Units outstanding at December 31, 1997              611,982       1,871,808        4,334,554         2,981,907
Units purchased                                      81,621          57,867          163,951           158,049
Units redeemed and transferred                      376,710         299,540          498,895           634,912
                                                -----------------------------------------------------------------
Units outstanding at December 31, 1998            1,070,313       2,229,215        4,997,400         3,774,868
                                                =================================================================
                                                                                                     T. Rowe
                                                   Dreyfus      Dreyfus U. S.     T. Rowe Price        Price
                                                  Small Cap      Government          Equity           Growth
                                                    Value        Securities          Income            Stock
                                                 Subaccount      Subaccount        Subaccount        Subaccount
                                                -----------------------------------------------------------------
Units outstanding at January 1, 1997              1,239,443         589,780        1,387,607           964,658
Units purchased                                     478,443         160,483          780,799           442,620
Units redeemed and transferred                      576,751         343,672          814,105           517,840
                                                -----------------------------------------------------------------
Units outstanding at December 31, 1997            2,294,637       1,093,935        2,982,511         1,925,118
Units purchased                                     156,808          46,241          330,034           231,910
Units redeemed and transferred                      583,593         626,800          536,173           690,117
                                                -----------------------------------------------------------------
Units outstanding at December 31, 1998            3,035,038       1,766,976        3,848,718         2,847,145
                                                =================================================================
                                                   Endeavor        Endeavor
                                                 Opportunity       Enhanced
                                                    Value           Index              Growth
                                                  Subaccount      Subaccount         Subaccount
                                                ------------------------------------------------
Units outstanding at January 1, 1997                 178,913               -         306,855
Units purchased                                      584,681         257,278         105,365
Units redeemed and transferred                       106,238         164,949         145,678
                                                ------------------------------------------------
Units outstanding at December 31, 1997               869,832         422,227         557,898
Units purchased                                      195,802         362,815          35,902
Units redeemed and transferred                      (107,783)        425,172          61,137
                                                ------------------------------------------------
Units outstanding at December 31, 1998               957,851       1,210,214         654,937
                                                ================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. AUSA also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

AUSA deducts a daily charge for assuming certain mortality and expense risks. For policies sold prior to December 1, 1998, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For policies sold on or after December 1, 1998, this fee depends on the death benefit option selected and the number of policy years that have elapsed since the date of issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven policy years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter.


5. Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.


6. Year 2000 (Unaudited)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



6. Year 2000 (Unaudited) (continued)

AUSA has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects AUSA's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom AUSA has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. AUSA has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. AUSA continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

AUSA's Year 2000 issues are more complex because a number of its systems interface with other systems not under AUSA's control. AUSA's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. AUSA utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for AUSA's investment holdings and transactions. These services are critical to a financial services company such as AUSA as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. AUSA has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. AUSA anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). AUSA has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

AUSA does have some exposure to date sensitive embedded technology such as micro-controllers, but AUSA views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, AUSA is a life insurance, and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, AUSA has reviewed its computer hardware and telephone systems, with assistance from

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



6. Year 2000 (Unaudited) (continued)

the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For AUSA, a reasonably likely worst case scenario might include one or more of AUSA's significant policyholder systems being non-compliant. Such an event could result in a material disruption of AUSA's operations. Specifically, a number of AUSA's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on AUSA's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, AUSA is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce AUSA's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, AUSA's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, AUSA does not believe that the problems will have a material adverse affect on AUSA's operations or financial condition.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.


            (3)  (a)  (1)    Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AFSG Securities Corporation.
                             Note 7.


                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.


                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.


                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.


                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

            (9)  (a)         Opinion and Consent of Counsel.  Note 2.

                     (b)     Consent of Counsel.  Note 2.



                (10) (a)     Consent of Independent Auditors.  Note 8.



                     (b)     Opinion and Consent of Actuary Note 7.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 8.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4.

           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.


           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.


           Note 5.   Filed with Post-Effective Amendment No. 5
                     to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.



           Note 6. Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.


           Note 7. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on
                     April 29, 1998.

           Note 8.   Filed herewith.


Item 25.        Directors and Officers of the Depositor

                                             Principal
                                             Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------
        Tom A. Schlossberg                 Director and President
        4 Manhattanville Road
        Purchase, NY  10577

        Larry G. Brown                     Director and Chairman of the Board
        201 Highland Avenue
        Largo, FL  33770

        William L. Busler                  Director and Vice President
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Patrick S. Baird                   Vice President and Chief Operating Officer
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Craig D. Vermie                    Secretary
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Colette Vargas                     Director and Chief Actuary
        4 Manhattanville Road
        Purchase, NY  10577

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road NE
        Cedar Rapids, Iowa  52499

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                   Jurisdication of           Percent of Voting
Name                               Incorporation              Securities Owned                       Business
----                               -------------              ----------------                       --------

AEGON N.V.                         Netherlands                53.63% of Vereniging                   Holding company
                                   Corporation                AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.      Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

AEGON Netherland N.V.              Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

AEGON Nevak Holding B.V.           Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

AEGON International N.V.           Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

Voting Trust                       Delaware                                                          Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                 Delaware                   100% of Voting Trust                   Holding company
Corporation

Short Hills Management             New Jersey                 100% of AEGON U.S.                     Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                  New York                   100% of AEGON U.S.                     Holding company
Company                                                       Holding Corporation

AEGON Management                   Indiana                    100% of AEGON U.S.                     Holding company
Company                                                       Holding Corporation

RCC North America Inc.             Delaware                   100% of AEGON U.S.                     Holding company
                                                              Holding Corporation

AEGON USA, Inc.                    Iowa                       100% AEGON U.S.                        Holding company
                                                              Holding Corporation

AUSA Holding Company               Maryland                   100% AEGON USA, Inc.                   Holding company

Monumental General Insurance       Maryland                   100% AUSA Holding Co.                  Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.   Kansas                     100% Monumental General                Sale/admin. of travel
                                                              Insurance Group, Inc.                  insurance

Monumental General                 Maryland                   100% Monumental General                Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                  to unaffiliated third party
                                                                                                     administrator

Executive Management and           Maryland                   100% Monumental General                Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                   services

Monumental General Mass            Maryland                   100% Monumental General                Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                  mass marketed insurance
                                                                                                     coverages

Diversified Investment             Delaware                   100% AUSA Holding Co.                  Registered investment advisor
Advisors, Inc.

Diversified Investors Securities   Delaware                   100% Diversified Investment            Broker-Dealer
Corp.                                                         Advsiors, Inc.

AEGON USA Securities, Inc.         Iowa                       100% AUSA Holding Co.                  Broker-Dealer

Supplemental Ins. Division, Inc.   Tennessee                  100% AUSA Holding Co.                  Insurance

Creditor Resources, Inc.           Michigan                   100% AUSA Holding Co.                  Credit insurance

CRC Creditor Resources             Canada                     100% Creditor Resources, Inc.          Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment               Iowa                       100% AUSA Holding Co.                  Investment advisor
Management, Inc.

AEGON USA Realty                   Iowa                       100% AUSA Holding Co.                  Provides real estate
Advisors, Inc.                                                                                       administrative and real
                                                                                                     estate investment services

Quantra Corporation                Delaware                   100% AEGON USA Realty                  Real estate and financial
                                                              Advisors, Inc.                         software production and sales

Quantra Software Corporation       Delaware                   100% Quantra Corporation               Manufacture and sell
                                                                                                     mortgage loan and security
                                                                                                     management software

Landauer Realty Advisors, Inc.     Iowa                       100% AEGON USA Realty                  Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.          Delaware                   100% AEGON USA Realty                  Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.   Iowa                       100% AEGON USA Realty                  Information Systems for
                                                              Advisors, Inc.                         real estate investment
                                                                                                     management

AEGON USA Realty                   Iowa                       100% AEGON USA                         Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust   Iowa                       21.89% First AUSA Life Ins. Co.        Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited             Iowa                       AEGON USA Realty Advisors,             Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.       Iowa                       100% AUSA Holding Co.                  Marketing

Endeavor Investment Advisors       California                 49.9% AUSA Financial                   General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation     Iowa                       100% AUSA Holding Co.                  Third party administrator

Investors Warranty of              Iowa                       100% AUSA Holding Co.                  Provider of automobile
America, Inc.                                                                                        extended maintenance
                                                                                                     contracts

Massachusetts Fidelity Trust Co.   Iowa                       100% AUSA Holding Co.                  Trust company

Money Services, Inc.               Delaware                   100% AUSA Holding Co.                  Provides financial counseling
                                                                                                     for employees and agents of
                                                                                                     affiliated companies

Zahorik Company, Inc.              California                 100% AUSA Holding Co.                  Broker-Dealer

ZCI, Inc.                          Alabama                    100% Zahorik Company, Inc.             Insurance agency

AEGON Asset Management             Delaware                   100% AUSA Holding Co.                  Registered investment advisor
Services, Inc.

Intersecurities, Inc.              Delaware                   100% AUSA Holding Co.                  Broker-Dealer

ISI Insurance Agency, Inc.         California                 100% Intersecurities, Inc.             Insurance agency

ISI Insurance Agency               Ohio                       100% ISI Insurance Agency, Inc.        Insurance agency
of Ohio, Inc.

ISI Insurance Agency               Texas                      100% ISI Insurance Agency, Inc.        Insurance agency
of Texas, Inc.

ISI Insurance Agency               Massachusetts              100% ISI Insurance Agency Inc.         Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial       Michigan                   100% Intersecurities, Inc.             Holding co./management
Group, Inc.                                                                                          services

Mariner Financial Services, Inc.   Michigan                   100% Associated Mariner                Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation       Michigan                   100% Mariner Financial                 Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.    Michigan                   100% Associated Mariner                Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency          Hawaii                     100% Associated Mariner                Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency     Massachusetts              100% Associated Mariner                Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency          Ohio                       100% Associated Mariner                Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency          Texas                      100% Associated Mariner                Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency          New Mexico                 100% Associated Mariner                Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.             Michigan                   100% Associated Mariner                Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.       Florida                    100% AUSA Holding Co.                  Shareholder services

Idex Management, Inc.              Delaware                   50% AUSA Holding Co.                   Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                Massachusetts              Various                                Mutual fund

First AUSA Life Insurance          Maryland                   100% AEGON USA, Inc.                   Insurance holding company
Company

AUSA Life Insurance                New York                   100% First AUSA Life                   Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance           Iowa                       100% First AUSA Life Ins. Co.          Insurance
Company of America

AEGON Assignment                   Illinois                   100% AEGON Financial Services          Administrator of Structured
Corporation                                                   Group, Inc.                            Settlements

Bankers United Life                Iowa                       100% Life Investors Ins.               Insurance
Assurance Company                                             Company of America

Life Investors Agency              Iowa                       100% Life Investors Ins.               Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company         Iowa                       100% First AUSA Life Ins. Co.          Insurance

AEGON Financial Services           Minnesota                  100% PFL Life Insurance Co.            Marketing
Group, Inc.

AEGON Assignment Corporation       Kentucky                   100% AEGON Financial                   Administrator of structured
of Kentucky                                                   Services Group, Inc.                   settlements

Life Investors Alliance LLC        Delaware                   100% LIICA                             Purchase, own and hold the
                                                                                                     equity interest of other
                                                                                                     entities

Southwest Equity Life Ins. Co.     Arizona                    100% of Common Voting Stock            Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.   Arizona                    100% of Common Voting Stock            Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance     Ohio                       100% First AUSA Life Ins. Co.          Insurance
Co. of Ohio

WRL Series Fund, Inc.              Maryland                   Various                                Mutual fund

WRL Investment Services, Inc.      Florida                    100% Western Reserve Life              Provides administration for
                                                              Assurance Co. of Ohio                  affiliated mutual fund

WRL Investment                     Florida                    100% Western Reserve Life              Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

AEGON Equity Group, Inc.           Florida                    100% Western Reserve Life              Insurance Agency
                                                              Assurance Co. of Ohio

Monumental Life Insurance Co.      Maryland                   100% First AUSA Life Ins. Co.          Insurance

AEGON Special Markets              Maryland                   100% Monumental Life Ins. Co.          Marketing
Group, Inc.

Monumental General Casualty Co.    Maryland                   100% First AUSA Life Ins. Co.          Insurance

United Financial Services, Inc.    Maryland                   100% First AUSA Life Ins. Co.          General agency

Bankers Financial Life Ins. Co.    Arizona                    100% First AUSA Life Ins. Co.          Insurance

The Whitestone Corporation         Maryland                   100% First AUSA Life Ins. Co.          Insurance agency

Cadet Holding Corp.                Iowa                       100% First AUSA Life                   Holding company
                                                              Insurance Company

Commonwealth General               Delaware                   100% AEGON USA                         Holding company
Corporation ("CGC")

PB Series Trust                    Massachusetts              N/A                                    Mutual fund

Monumental Agency Group, Inc.      Kentucky                   100%  CGC                              Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                Delaware                   100% CGC                               TPA for Peoples Security Life
                                                                                                     Insurance Company

Durco Agency, Inc.                 Virginia                   100% Benefit Plans, Inc.               General agent

Commonwealth General               Kentucky                   100% CGC                               Administrator of structured
Assignment Corporation                                                                               settlements

AFSG  Securities Corporation       Pennsylvania               100% CGC                               Broker-Dealer

PB Investment Advisors, Inc.       Delaware                   100% CGC                               Registered investment advisor

Diversified Financial Products
 Inc.                              Delaware                   100% CGC                               Provider of investment,
                                                                                                     marketing and admin.
                                                                                                     services to ins. cos.

AEGON USA Real Estate              Delaware                   100% Diversified Financial             Real estate and mortgage
Services, Inc.                                                Products Inc.                          holding company

Capital Real Estate                Delaware                   100% CGC                               Furniture and equiment lessor
Development Corporation

Capital General Development        Delaware                   100% CGC                               Holding company
Corporation

Ammest Realty Corporation          Texas                      100% Peoples Security Life             Special purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.        Mississippi                100% Peoples Security Life             Real estate holdings
                                                              Insurance Company

Independence Automobile            Florida                    100% Capital Security                  Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile            Georgia                    100% Capital Security                  Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation      Delaware                   100% CGC                               Real estate holdings

Capital Broadway Corporation       Kentucky                   100% CGC                               Real estate holdings

Southlife, Inc.                    Tennessee                  100% CGC                               Investment subsidiary

Ampac Insurance Agency, Inc.       Pennsylvania               100% CGC                               Provider of management
(EIN 23-1720755)                                                                                     support services

National Home Life Corporation     Pennsylvania               100% Ampac Insurance                   Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development           Pennsylvania               100% Ampac Insurance                   Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Frazer Association Consultants,    Illinois                   100% Ampac Insurance                   TPA license-holder
Inc.                                                          Agency, Inc.

Valley Forge Associates, Inc.      Pennsylvania               100% Ampac Insurance                   Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.      Pennsylvania               100% Ampac Insurance                   Administator of group
                                                              Agency, Inc.                           insurance programs

Veterans Insurance Services, Inc.  Delaware                   100% Ampac Insurance                   Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.  Dist. Columbia             100% Ampac Insurance                   Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.      Delaware                   100% CGC                               Holding company

Academy Life Insurance Co.         Missouri                   100% Academy Insurance                 Insurance company
                                                              Group, Inc.

Pension Life Insurance             New Jersey                 100% Academy Insurance                 Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.             Delaware                   100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.      Kansas                     100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.      California                 100% Academy Insurance                 General agent
                                                              Group, Inc.

Ammest Massachusetts               Massachusetts              100% Academy Insurance                 Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                Pennsylvania               100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Ampac, Inc.                        Texas                      100% Academy Insurance                 Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.       Pennsylvania               100% Academy Insurance                 Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.           Delaware                   100% Academy Insurance                 Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.        Delaware                   100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.     Massachusetts              100% Force Fin. Group, Inc.            Special-purpose subsidiary

Military Associates, Inc.          Pennsylvania               100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.              Georgia                    100% Academy Insurance                 Automobile club
                                                              Group, Inc.

NCOAA Management Company           Texas                      100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative              Pennsylvania               100% Academy Insurance                 Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative              Germany                    100%Unicom Administrative              Provider of admin. services
Services, GmbH                                                Services, Inc.

Capital Liberty, L.P.              Delaware                   79.2% Commonwealth Life                Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC           Turks &                    100% CGC                               Special-purpose subsidiary
                                   Caicos Islands

Peoples Benefit Life               Missouri                   3.7% CGC                               Insurance company
Insurance Company                                             20% Capital Liberty, L.P.
                                                              76.3% Monumental Life
                                                              Ins. Co.

Veterans Life Insurance Co.        Illinois                   100% Providian Life and                Insurance company
                                                              Health Insurance Company

Peoples Benefit Services, Inc.     Pennsylvania               100% Veterans Life Ins. Co.            Special-purpose subsidiary

Item 27.     Number of Policyowners


             As of December 31, 1998, there were 1,318 Owners of the

             Policies.

Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:/5/

Larry N. Norman                             Sarah J. Strange
Director and President                      Director and Vice President

Frank A. Camp                               Darin Smith
Director and Secretary                      Assistant Vice President and
                                            Assistant Secretary

Lisa Wachendorf                             Linda Gilmer
Vice President and Chief                    Treasurer/Controller
Compliance Officer

Debra C. Cubero                             Robert Warner
Vice President                              Assistant Compliance Officer

Priscilla Hechler                           Emily Bates
Assistant Vice President and                Assistant Treasurer
Assistant Secretary

Thomas Pierpan                              Clifton Flenniken
Assistant Vice President and                Assistant Treasurer
Assistant Secretary

Anne Spaes
Vice President
_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.


Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------



     AFSG Securities Corporation, the broker/dealer, received $202,758.60 from the Registrant from May 1, 1998 through December 31, 1998, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $412,538.27 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

     AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 666 Fifth Avenue, New York, New York 10103, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 1999.

                                          AUSA ENDEAVOR VARIABLE
                                          ANNUITY ACCOUNT

                                          AUSA LIFE INSURANCE
                                          COMPANY, INC.
                                          Depositor

                                          /s/  Tom A. Schlossberg
                                          ---------------------------------
                                          Tom A. Schlossberg
                                          President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                        Title                 Date
----------                        ------                ------
 /s/  William Brown Jr.           Director              April 27, 1999
------------------------------
William Brown, Jr.

 /s/  Larry G. Brown              Director              April 27, 1999
------------------------------
Larry G. Brown

/s/  William L. Busler            Director              April 27, 1999
------------------------------
William L. Busler

 /s/  Jack R. Dykhouse            Director              April 27, 1999
------------------------------
Jack R. Dykhouse

 /s/  Steven E. Frushtick         Director              April 27, 1999
------------------------------
Steven E. Frushtick

/s/  Eric Goodman                 Director              April 27, 1999
------------------------------
Eric Goodman

 /s/  Thor Hanson                 Director              April 27, 1999
------------------------------
Thor Hanson

/s/  Colette Vargas               Director              April 27, 1999
------------------------------
Colette Vargas

/s/  Vera F. Mihaic               Director              April 27, 1999
------------------------------
Vera F. Mihaic

 /s/  Peter P. Post               Director              April 27, 1999
------------------------------
Peter P. Post

 /s/  Tom A. Schlossberg          Director              April 27, 1999
------------------------------    (Principal
Tom A. Schlossberg                Executive Officer)

 /s/  Cor H. Verhagen             Director              April 27, 1999
------------------------------
Cor H. Verhagen

 /s/  E. Kirby Warren             Director              April 27, 1999
------------------------------
E. Kirby Warren

 /s/  Brenda K. Clancy            Treasurer             April 27, 1999
------------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                   33-83560




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                     AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT


                                 ---------------

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.          Description of Exhibit                    Page No.*
-----------          ----------------------                    ---------

(10) (a)             Consent of Independent Auditors

(13)                 Performance Data Calculations.



---------------------------------
*Page numbers included only in manually executed original